UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-1800

U.S. GLOBAL INVESTORS FUNDS
(Exact name of registrant as specified in charter)

7900 CALLAGHAN ROAD SAN ANTONIO, TX			78229
(Address of principal executive offices)			(Zip code)

SUSAN B. MCGEE, ESQ. 7900 CALLAGHAN ROAD SAN ANTONIO, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code:		210-308-1234

Date of fiscal year end:	DECEMBER 31, 2015

Date of reporting period:	JUNE 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2015

U.S. Global Investors Funds

Semi-Annual Report

June 30, 2015

(unaudited)

Table of Contents

Message to Shareholders	1

Portfolio of Investments	2

Notes to Portfolios of Investments	61

Statements of Assets and Liabilities	72

Statements of Operations	76

Statements of Changes in Net Assets	80

Notes to Financial Statements	86

Financial Highlights	102

Additional Information	113

Expense Example	114

Privacy Policy

Nasdaq Symbols

U.S. Global Investors Funds

Investor Class

U.S. Government Securities Ultra-Short Bond Fund	UGSDX

Near-Term Tax Free Fund	NEARX

All American Equity Fund	GBTFX

Holmes Macro Trends Fund	MEGAX

Global Resources Fund	PSPFX

World Precious Minerals Fund	UNWPX

Gold and Precious Metals Fund	USERX

Emerging Europe Fund	EUROX

China Region Fund	USCOX

Institutional Class

Global Resources Fund	PIPFX

World Precious Minerals Fund	UNWIX

Gold and Precious Metals Fund*	USEIX

Emerging Europe Fund*	EURIX

* The Institutional Class shares of the Gold and Precious Metals and Emerging Europe Funds have not commenced operations and currently are closed to investors. A notice will be issued when each class commences operations and opens to investors.

Fund Services, LLC

PO Box 701

Milwaukee, WI

53201-0701

Tel 1.800.US.FUNDS

www.usfunds.com

U.S. Global Investors Funds

Dear Fellow Shareholder,

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With a balanced analysis of the markets over the week, the Investor Alert is written for you by the investment team with a special commentary from me.

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Thank you for investing in U.S. Global Investors Funds!

Happy Investing,

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

U.S. Government Securities Ultra-Short Bond Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value

United States Government and Agency Obligations 92.68%

Federal Farm Credit Bank 30.25%
Fixed Rates:
	1.93	12/02/19	$3,984,000	$4,003,048
Variable Rates:
	0.14	07/08/16	2,000,000	1,999,372
	0.15	01/30/17	1,650,000	1,649,733
	0.18	04/27/17	10,000,000	9,994,640
				17,646,793

Federal Home Loan Bank 53.01%
Discount Notes:
Yield	0.13	08/19/15	1,000,000	999,959
Fixed Rates:
	2.88	09/11/15	1,000,000	1,005,083
	1.10	12/22/16	10,000,000	10,062,709
	5.13	03/10/17	1,000,000	1,074,607
	0.88	09/27/17	3,000,000	3,003,192
	1.13	03/29/18	750,000	752,862
	0.75	06/29/18	5,000,000	5,002,820
	1.70	07/26/18	3,000,000	3,021,570
	1.50	03/08/19	4,000,000	4,023,916
	1.22	04/11/19	2,000,000	1,971,078
				30,917,796

Tennessee Valley Authority 9.42%
Fixed Rates:
	6.25	12/15/17	2,930,000	3,302,901
	1.75	10/15/18	2,174,000	2,194,010
				5,496,911

Total United States Government and Agency Obligations
(cost $53,891,692)				54,061,500

See notes to portfolios of investments and notes to financial statements.

U.S. Government Securities Ultra-Short Bond Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Overnight Cash Deposit 7.18%

Wells Fargo Bank NA
(cost $4,190,186)	0.03	07/01/15	$4,190,186	$4,190,186

Total Investments 99.86%
(cost $58,081,878)				58,251,686
Other assets and liabilities, net 0.14%				80,117

Net Assets 100.0%				$58,331,803

Portfolio Allocation by Issuer	June 30, 2015
Based on Total Investments

Portfolio Allocation by Maturity	June 30, 2015

1 - 3 Months	$6,195,228	10.6%
1 - 3 Years	36,842,836	63.3%
3 - 5 Years	15,213,622	26.1%
	$58,251,686	100.0%

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds 96.64%

Alabama 2.31%
Alabama Public School & College Authority	5.00	12/01/16	$290,000	$308,090
Bessemer, Alabama Electric Revenue, Refunding	3.10	12/01/21	100,000	103,886
Bessemer, Alabama Water Revenue	4.00	01/01/16	500,000	502,440
Huntsville City, Alabama Electric System Revenue	4.00	12/01/16	60,000	62,906
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00	06/01/16	90,000	92,016
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	357,507
Mobile Alabama, Refunding, Series B	5.00	02/15/17	45,000	48,127
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00	09/01/15	600,000	604,488
				2,079,460

Alaska 0.39%
Alaska Municipal Bond Bank Authority, Unrefunded, Series A-2015	4.00	02/01/16	125,000	127,680
Alaska Municipal Bond Bank Authority, Prerefunded, Series A-2015	4.00	02/01/16	70,000	71,485
Alaska Municipal Bond Bank Authority, Prefunded, Series A	4.00	02/01/16	105,000	107,227
Valdez Alaska, School District, GO Unlimited	4.00	06/30/17	40,000	42,278
				348,670

Arizona 2.11%
Arizona Board of Regents Certificates of Participation, Series B	4.50	06/01/16	200,000	207,178
Arizona State School Facilities Board Certificates of Participation, Series A-1	5.00	09/01/17	325,000	327,428
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	189,744
Flagstaff, Arizona, Revenue, Refunding	3.00	07/01/15	600,000	600,000
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	225,356
Page, Arizona, Pledged Revenue, Refunding	3.00	07/01/16	350,000	358,981
				1,908,687

California 3.84%
California State, GO Unlimited	5.00	03/01/32	300,000	309,108
California State, GO Unlimited	4.75	03/01/34	205,000	209,918
California State, Recreational Facility, Refunding, GO Unlimited	5.00	12/01/19	5,000	5,017

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

California (cont’d)
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center	5.00	08/15/15	$500,000	$502,875
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	382,218
Chaffey Community College District, GO Unlimited, Series C	5.00	06/01/32	300,000	324,696
Delano, California Union High School District, Refunding, GO Unlimited, Series A	4.75	02/01/17	200,000	212,360
Fresno Unified School District, GO Unlimited	4.00	08/01/15	200,000	200,620
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H	5.00	07/01/32	200,000	213,566
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00	02/01/18	350,000	380,940
Santa Clara Valley Transportation Authority, Series A	5.00	04/01/27	370,000	398,608
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue	4.25	11/01/22	300,000	320,721
				3,460,647

Colorado 2.06%
Colorado State Department of Transportation, Series B	5.00	12/15/15	490,000	500,422
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00	12/01/16	265,000	279,612
Pueblo County, School District No. 70, GO Unlimited	4.00	12/01/24	990,000	1,086,267
				1,866,301

Connecticut 1.51%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00	07/01/19	395,000	442,440
Connecticut State Health & Educational Facilities Authority Revenue, William Backus Hospital, Series G	5.00	07/01/25	500,000	500,000
Connecticut State Health & Educational Facilities Authority Revenue, William Backus Hospital, Series G	4.00	07/01/20	425,000	425,000
				1,367,440

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

District of Columbia 0.67%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	$300,000	$345,678
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00	10/01/16	250,000	263,398
				609,076

Florida 9.97%
Broward County, Florida, Civic Arena Project, Refunding, Series A	5.00	09/01/20	500,000	524,875
Broward County, Florida School Board Certificates of Participation, Series A	5.00	07/01/15	325,000	325,000
Cape Coral, Florida Gas Tax Revenue, Series A	4.00	10/01/16	255,000	265,401
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	107,429
Delray Beach Florida, Utilities Tax Revenue, Refunding	5.00	06/01/23	505,000	602,202
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	323,417
Florida Gulf Coast University Financing Corp., Capital Improvement Revenue, Series B	3.00	02/01/16	365,000	370,161
Florida State Board of Education Lottery Revenue, Series B	5.00	07/01/26	100,000	108,765
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	312,555
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	572,450
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	381,987
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	327,363
Fort Pierce, Florida Stormwater Utilities Revenue	4.50	10/01/17	255,000	257,420
Hillsborough County, Florida School Board, Refunding, Series A	4.25	07/01/25	300,000	325,347
Hillsborough County, Florida School Board, Certificates of Participation, Refunding	4.00	07/01/19	100,000	105,560
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	312,836
Kissimmee Utility Authority, Revenue, Refunding	4.00	10/01/15	475,000	479,156

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Florida (cont’d)
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	$405,000	$458,367
Manatee County, Florida, Revenue, Refunding	5.00	10/01/15	420,000	424,796
Margate, Florida Water & Sewer Revenue, Refunding	4.00	10/01/19	250,000	264,563
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	501,909
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00	10/01/16	235,000	245,032
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00	09/01/17	275,000	284,710
Polk County, Florida School District Revenue	5.00	10/01/17	215,000	233,417
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00	10/01/16	300,000	303,201
Saint Johns County, Florida Transportation Revenue, Refunding	5.00	10/01/20	310,000	361,711
Volusia County, Florida School Board Sales Tax Revenue	4.20	10/01/16	200,000	208,522
				8,988,152

Georgia 2.38%
Atlanta Downtown Development Authority, Series A	4.25	12/01/16	250,000	257,880
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	666,870
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50	01/01/20	80,000	85,637
Georgia State Municipal Gas Authority, Toccoa Project, Refunding	5.00	06/01/22	600,000	692,508
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates, Series A	4.50	08/01/17	150,000	160,470
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00	07/01/18	250,000	277,395
				2,140,760

Guam 0.28%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25	10/01/18	250,000	257,045

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %		Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Idaho 0.29%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00		07/15/21	$225,000	$259,133

Illinois 8.47%
Aurora, Illinois, GO Unlimited, Series B	3.00		12/30/15	200,000	202,382
Chicago Board of Education, GO Unlimited	5.25		12/01/19	300,000	324,549
Chicago Board of Education, Dedicated Revenues, GO Unlimited, Series F	5.00		12/01/16	300,000	306,138
Chicago, Illinois, City Colleges, GO Unlimited	5.00		01/01/17	115,000	118,725
Chicago, Illinois, Direct Access Bond, GO Unlimited, Series E-1 B	4.00		01/01/19	200,000	200,542
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C	5.25		01/01/23	250,000	284,235
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75		12/01/19	500,000	576,125
Du Page County, Refunding, GO Unlimited	5.60		01/01/21	385,000	431,531
Du Page County School District No. 33 West Chicago, Refunding, Series B	4.00		12/01/21	1,000,000	1,096,289
Illinois Finance Authority, Shedd Aquarium Society Project, Refunding	5.00		07/01/16	390,000	391,256
Illinois Metropolitan Pier & Exposition Authority, Unrefunded (ZCB)	1.71	(1)	06/15/18	415,000	395,993
Illinois Regional Transportation Authority, Series A	7.20		11/01/20	165,000	190,144
Illinois State, Refunding, GO Unlimited	5.00		01/01/16	300,000	305,952
Illinois State, GO Unlimited	5.00		03/01/16	340,000	348,935
Illinois State, GO Unlimited	5.00		05/01/18	1,000,000	1,062,839
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00		01/01/16	200,000	200,000
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00		11/01/19	265,000	273,353
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00		01/01/17	570,000	596,374
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25		06/01/22	300,000	342,903
					7,648,265

Indiana 2.41%
Fort Wayne, Indiana Waterworks Utility Revenue	2.00		12/01/16	585,000	596,092

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Indiana (cont’d)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25	01/01/33	$305,000	$329,620
Merrillville Redevelopment Authority	5.00	08/15/20	350,000	400,925
Tri-Creek 2002 High School Building	5.00	07/15/19	800,000	851,080
				2,177,717

Iowa 0.68%
Johnston Community School District, GO Unlimited	4.00	06/01/16	190,000	190,460
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	424,896
				615,356

Kansas 2.32%
Douglas County, Kansas, Unified School District No. 497 Lawrence, GO Unlimited, Series A	3.00	09/01/15	1,225,000	1,230,426
Johnson County Public Building Commission, Series B	2.00	09/01/15	355,000	355,994
Kansas State Development Finance Authority Revenue	4.00	10/01/15	450,000	454,086
Sedgwick County, Kansas, Unified School District No. 266 Maize, GO Unlimited	5.00	09/01/17	50,000	53,748
				2,094,254

Kentucky 3.70%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00	09/01/16	215,000	223,714
Jefferson County School District Finance, Refunding, Series B	4.00	12/01/22	500,000	555,030
Kentucky Asset Liability Commission, University of Kentucky Project, Series A	5.00	10/01/15	1,000,000	1,011,419
Kentucky Asset Liability Commission, Federal Highway Trust Fund	5.00	09/01/17	450,000	487,832
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25	09/01/22	440,000	480,414
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	588,805
				3,347,214

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Louisiana 3.30%
Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Series B	5.00	06/01/21	$245,000	$254,033
Shreveport, Louisiana, Refunding	5.00	05/01/16	2,620,000	2,716,939
				2,970,972

Massachusetts 0.26%
Stoughton, Massachusetts Public Improvement, GO Limited	4.00	05/01/17	225,000	231,487

Michigan 4.22%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38	05/01/18	105,000	105,239
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25	07/01/15	400,000	400,000
Gibraltar, Michigan School District, Refunding	5.00	05/01/21	475,000	546,991
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	299,550
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	116,913
Michigan State Grant Anticipation Bonds	5.00	09/15/16	200,000	210,308
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	230,608
Michigan Strategic Fund, Series A	5.00	10/15/17	200,000	218,326
Portage Public Schools, School Building & Site, GO Unlimited	5.00	05/01/20	300,000	331,155
Romeo Community School District, Refunding, GO Unlimited	3.00	05/01/18	500,000	525,585
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	277,063
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	538,304
				3,800,042

Minnesota 0.72%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children’s Health Care, Series B	4.00	08/15/16	250,000	258,865
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Airport Revenue, Refunding, Series B	5.00	01/01/19	255,000	270,596
Royalton Independent School District No. 485, GO Unlimited, Series A	5.00	02/01/17	110,000	117,459
				646,920

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Mississippi 0.33%
Madison County School District, Refunding	3.75	08/01/15	$300,000	$300,780

Missouri 0.90%
Kansas City, Missouri Water Revenue, Series F	4.00	12/01/22	250,000	282,955
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	264,698
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	268,609
				816,262

Nevada 0.12%
Clark County, Nevada, GO Limited	5.00	11/01/18	100,000	106,061

New Hampshire 0.48%
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	429,768

New Jersey 3.67%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Limited	4.00	11/01/18	500,000	422,715
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00	06/01/17	150,000	153,020
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	265,906
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63	09/01/18	400,000	436,640
New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding	5.00	12/15/18	710,000	766,473
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00	07/01/19	215,000	239,768
New Jersey Transportation Trust Fund Authority, Series A	5.00	06/15/16	440,000	454,929
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	582,075
				3,321,526

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

New Mexico 0.82%
Clayton, New Mexico, Jail Project Revenue	4.00	11/01/17	$235,000	$239,268
Los Alamos County, New Mexico, Sales Tax Revenue	5.75	06/01/16	470,000	492,240
				731,508

New York 5.91%
Arlington Central School District, GO Unlimited	5.00	12/15/25	1,000,000	1,186,699
Buffalo, New York, Refunding, Series C	4.00	12/01/15	400,000	405,936
Ithaca, New York, Refunding, GO Limited, Series A	3.00	01/15/16	750,000	761,010
Long Island Power Authority Revenue, New York Electric Systems, Series E	5.00	12/01/17	330,000	349,054
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	535,480
Metropolitan Transportation Authority, Series D	5.00	11/15/15	375,000	381,375
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	386,092
New York State Dormitory Authority, Series A	2.00	10/01/15	500,000	502,040
New York State Dormitory Authority, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00	01/15/17	300,000	319,059
Patchogue-Medford Union Free School District, GO Unlimited	5.00	10/01/17	465,000	506,999
				5,333,744

North Carolina 3.06%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	228,812
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,168,999
North Carolina State, Capital Improvement Limited Obligation, Series 2011A	5.00	05/01/16	300,000	311,454
North Carolina State Grant Anticipation, Series 2015	5.00	03/01/16	590,000	606,803
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	442,160
				2,758,228

Ohio 1.37%
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding	5.25	09/15/22	130,000	157,778

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Ohio (cont’d)
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	$650,000	$680,830
Marion County, Ohio, Variable Refunding, GO Limited	4.00	12/01/20	150,000	156,746
Springfield City School District, GO Unlimited	3.75	12/01/15	250,000	253,593
				1,248,947

Oklahoma 1.10%
Edmond Public Works Authority, Revenue, Refunding	5.00	07/01/23	300,000	350,523
Oklahoma Capital Improvement Authority, Series A	4.00	07/01/15	300,000	300,000
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	347,256
				997,779

Oregon 0.25%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	225,506

Pennsylvania 2.95%
Allegheny County, Pennsylvania Sanitary Authority	5.00	06/01/19	700,000	794,234
Commonwealth of Pennsylvania	5.00	07/01/15	250,000	250,000
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50	08/01/18	295,000	328,946
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project, Series A	5.10	07/01/20	140,000	155,243
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	694,175
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	438,760
				2,661,358

Puerto Rico 0.75%
Commonwealth of Puerto Rico, GO Unlimited, Series A	5.00	07/01/15	225,000	225,000
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50	07/01/17	445,000	448,734
				673,734

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %		Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Rhode Island 0.29%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00		06/15/17	$250,000	$260,070

South Carolina 1.28%
Piedmont Municipal Power Agency, Series A-3	5.00		01/01/16	150,000	153,236
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00		04/15/19	600,000	675,600
Spartanburg County, South Carolina Sanitation Sewer District, Series A	3.50		03/01/19	300,000	321,687
					1,150,523

Tennessee 0.26%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00		05/01/20	200,000	231,818

Texas 15.08%
Addison, Texas Certificates of Obligation, GO Limited	4.50		02/15/28	140,000	149,772
Addison, Texas Certificates of Obligation, GO Unlimited	4.00		02/15/20	250,000	266,920
Annetta, Texas Certificates of Obligation, GO Limited	4.00		08/01/16	200,000	207,260
Beaumont Independent School District, GO Unlimited	5.00		02/15/23	1,000,000	1,065,809
Brownsville Independent School District, GO Unlimited	5.00		08/15/17	455,000	457,434
Brownwood Independent School District, GO Unlimited	4.00		02/15/24	730,000	801,854
Center, Texas Certificates of Obligation, GO Limited (ZCB)	3.39	(1)	02/15/20	150,000	135,366
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00		03/01/19	125,000	129,291
Conroe Independent School District, GO Unlimited	4.00		02/15/17	55,000	57,934
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00		03/01/20	350,000	398,591
Dallas, Texas Waterworks & Sewer System Revenue, Prerefunded	4.50		10/01/19	60,000	64,937
Dallas, Texas Waterworks & Sewer System Revenue, Unrefunded	4.50		10/01/19	165,000	177,698
Denton County, Texas Fresh Water Supply District No. 10, GO Limited	2.00		09/01/15	150,000	150,383
Forney, Texas, GO Limited	5.00		02/15/27	500,000	535,075

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %		Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Texas (cont’d)
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50		08/15/25	$180,000	$192,640
Garland, Texas, GO Limited	5.00		02/15/25	650,000	744,991
Goose Creek, Texas Independent School District, GO Unlimited, Series A	5.25		02/15/18	370,000	397,247
Grand Prairie, Texas Independent School District, Refunding, GO Unlimited (ZCB)	4.83	(1)	08/15/16	400,000	390,372
Greenville, Texas Independent School District, Refunding, GO Unlimited	4.00		08/15/17	120,000	124,582
Harris County, Texas Municipal Utility District No. 382, GO Unlimited	3.00		04/01/22	305,000	310,966
Houston Texas, Hotel Occupancy Tax, Unrefunded, Series B	5.00		09/01/19	45,000	47,068
Houston Texas, Hotel Occupancy Tax, Prerefunded, Series B	5.00		09/01/19	250,000	262,675
Katy, Texas Independent School District, School Building, GO Unlimited, Series D	4.50		02/15/19	325,000	333,450
Laredo, Texas, Waterworks & Sewer System Revenue	4.25		03/01/18	100,000	105,228
Lavaca-Navidad River Authority, Series A	4.00		08/01/22	270,000	295,726
Lavaca-Navidad River Authority, Series B	4.00		08/01/22	420,000	460,018
Lewisville, Texas Independent School District, Refunding, GO Unlimited (ZCB)	5.45	(1)	08/15/15	400,000	399,872
Lockhart, Texas Certificates of Obligation	4.00		08/01/23	830,000	917,266
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00		05/15/21	500,000	581,020
North Texas Tollway Authority Revenue, Series F	5.75		01/01/38	300,000	334,431
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	12.84	(1)	08/15/33	1,000,000	389,940
Round Rock Independent School District, GO Unlimited, Series A	3.50		08/01/15	250,000	250,678
San Antonio, Texas, Water Revenue, Refunding	4.50		05/15/21	400,000	458,348
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10		08/15/27	400,000	436,504
San Patricio, Texas Municipal Water District, Refunding	4.00		07/10/18	200,000	200,086
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00		08/01/19	90,000	93,357
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00		08/01/20	95,000	97,980
Texarkana, Texas, Refunding, GO Limited	5.00		02/15/21	320,000	366,115
Texas Municipal Power Agency Revenue, Refunding	5.00		09/01/17	250,000	270,740
Travis County, Texas, GO Limited	1.50		03/01/16	250,000	252,070

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Texas (cont’d)
White Settlement, Texas Independent School District, Prerefunded, GO Unlimited	4.13	08/15/15	$240,000	$241,030
White Settlement, Texas Independent School District, Unrefunded, GO Unlimited	4.13	08/15/15	60,000	60,283
				13,613,007

Utah 1.56%
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	248,372
Tooele City, Utah Municipal Building Authority, Municipal Building Authority Lease Revenue, Refunding	3.75	12/01/17	285,000	288,326
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50	05/15/19	500,000	545,780
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	327,546
				1,410,024

Virginia 0.33%
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00	09/01/15	290,000	292,239
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00	09/01/15	10,000	10,075
				302,314

Washington 1.68%
Kent, Washington, Refunding, GO Limited	2.00	12/01/15	400,000	402,928
Spokane County, Washington Public Facilities District, Refunding, Series B	5.00	12/01/21	950,000	1,112,981
				1,515,909

Wisconsin 2.56%
Milwaukee, Wisconsin Sewerage System Revenue, Series S5	5.00	06/01/23	500,000	598,230
New Holstein, Wisconsin Electric System Revenue	4.25	05/01/18	270,000	278,335
Waunakee Community School District, Series A	5.00	04/01/18	250,000	276,205
Wisconsin State Health & Educational Facilities Authority, Luther Hospital Project	5.00	11/15/21	1,000,000	1,130,309

See notes to portfolios of investments and notes to financial statements.

Near-Term Tax Free Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Coupon Rate %	Maturity Date	Principal Amount	Value
Municipal Bonds (cont’d)

Wisconsin (cont’d)
Wisconsin State, Refunding, GO Unlimited, Series 2	4.13	11/01/16	$25,000	$25,504
				2,308,583
Total Municipal Bonds (cost $86,352,846)				87,215,047

Overnight Cash Deposit 2.38%

Wells Fargo Bank NA (cost $2,147,636)	0.03	07/01/15	2,147,636	2,147,636

Total Investments 99.02% (cost $88,500,482)				89,362,683
Other assets and liabilities, net 0.98%				888,570

Net Assets 100.0%				$90,251,253

(1)Represents Yield on zero coupon bond.

Municipal Bond Ratings*	June 30, 2015
Based on Total Municipal Bonds

*       Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 98.09%

Aerospace/Defense 3.55%
Boeing Co.	1,600	$221,952
General Dynamics Corp.	1,900	269,211
Northrop Grumman Corp.	1,600	253,808
		744,971
Agricultural Operations 1.11%
Archer-Daniels-Midland Co.	4,800	231,456

Applications Software 1.01%
Microsoft Corp.	4,800	211,920

Automotive - Cars & Light Trucks 2.25%
Ford Motor Co.	16,800	252,168
General Motors Co.	6,600	219,978
		472,146
Beverages - Non-alcoholic 1.16%
PepsiCo, Inc.	2,600	242,684

Building Products - Cement/Aggregates 1.20%
Vulcan Materials Co.	3,000	251,790

Cable/Satellite TV 1.26%
Comcast Corp., Class A	4,400	264,616

Chemicals - Diversified 2.57%
Dow Chemical Co.	5,700	291,669
LyondellBasell Industries N.V., Class A	2,400	248,448
		540,117
Computer Services 2.02%
Computer Sciences Corp.	3,500	229,740
International Business Machines Corp.	1,200	195,192
		424,932
Computers 3.91%
Apple, Inc.	5,200	652,210
Hewlett-Packard Co.	5,600	168,056
		820,266

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Computers - Memory Devices 1.69%
EMC Corp.	7,500	$197,925
Western Digital Corp.	2,000	156,840
		354,765
Cosmetics & Toiletries 1.01%
Procter & Gamble Co.	2,700	211,248

Cruise Lines 1.34%
Carnival Corp.	5,700	281,523

Data Processing/Management 1.03%
Fidelity National Information Services, Inc.	3,500	216,300

Diagnostic Equipment 1.22%
Danaher Corp.	3,000	256,770

Diversified Banking Institutions 2.97%
Citigroup, Inc.	6,000	331,440
JPMorgan Chase & Co.	4,300	291,368
		622,808
Diversified Manufacturing Operations 2.34%
3M Co.	1,500	231,450
General Electric Co.	9,800	260,386
		491,836
Electric - Integrated 0.97%
Entergy Corp.	2,900	204,450

Electronic Components - Miscellaneous 1.03%
Corning, Inc.	11,000	217,030

Electronic Components - Semiconductors 4.13%
Intel Corp.	6,200	188,573
Microchip Technology, Inc.	5,000	237,125
NVIDIA Corp.	11,200	225,232
Texas Instruments, Inc.	4,200	216,342
		867,272
Enterprise Software/Services 1.03%
CA, Inc.	7,400	216,746

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Fiduciary Banks 1.12%
Bank of New York Mellon Corp.	5,600	$235,032

Food - Confectionery 1.08%
J.M. Smucker Co.	2,100	227,661

Gold Mining 1.19%
Newmont Mining Corp.	10,700	249,952

Investment Management/Advisory Services 2.20%
BlackRock, Inc., Class A	600	207,588
Invesco Ltd.	6,800	254,932
		462,520
Life/Health Insurance 1.25%
Prudential Financial, Inc.	3,000	262,560

Medical - Drugs 5.77%
Abbott Laboratories	5,600	274,848
AbbVie, Inc.	3,400	228,446
Johnson & Johnson	2,400	233,904
Merck & Co, Inc.	4,500	256,185
Pfizer, Inc.	6,500	217,945
		1,211,328
Medical - HMO 4.34%
Aetna, Inc.	2,200	280,412
Anthem, Inc.	2,000	328,280
UnitedHealth Group, Inc.	2,500	305,000
		913,692
Medical - Wholesale Drug Distribution 1.08%
Cardinal Health, Inc.	2,700	225,855

Medical Instruments 2.24%
Medtronic plc	3,100	229,710
St. Jude Medical, Inc.	3,300	241,131
		470,841
Medical Labs & Testing Services 1.31%
Quest Diagnostics, Inc.	3,800	275,576

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Multi-line Insurance 3.71%
Allstate Corp.	3,900	$252,993
MetLife, Inc.	5,000	279,950
XL Group plc	6,600	245,520
		778,463
Multimedia 1.47%
Walt Disney Co.	2,700	308,178

Networking Products 1.05%
Cisco Systems, Inc.	8,000	219,680

Non-hazardous Waste Disposal 2.41%
Republic Services, Inc., Class A	6,700	262,439
Waste Management, Inc.	5,300	245,655
		508,094
Office Automation & Equipment 0.82%
Xerox Corp.	16,200	172,368

Oil - Field Services 1.19%
Schlumberger Ltd.	2,900	249,951

Oil & Gas Drilling 1.17%
Helmerich & Payne	3,500	246,470

Oil Companies - Exploration & Production 3.52%
Anadarko Petroleum Corp.	3,000	234,180
EOG Resources, Inc.	3,000	262,650
Occidental Petroleum Corp.	3,100	241,087
		737,917
Oil Companies - Integrated 1.07%
Exxon Mobil Corp.	2,700	224,640

Oil Refining & Marketing 3.83%
Marathon Petroleum Corp.	5,200	272,012
Tesoro Corp.	3,000	253,230
Valero Energy Corp.	4,500	281,700
		806,942
Publishing - Newspapers 0.22%
Gannett Co., Inc.	3,300	46,167	*

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Retail - Apparel/Shoe 1.14%
Coach, Inc.	6,900	$238,809

Retail - Computer Equipment 1.23%
GameStop Corp., Class A	6,000	257,760

Retail - Consumer Electronics 0.09%
Best Buy Companies, Inc.	600	19,566

Retail - Discount 0.98%
Wal-Mart Stores, Inc.	2,900	205,697

Retail - Drug Store 1.30%
CVS Health Corp.	2,600	272,688

Retail - Regional Department Store 1.25%
Kohl’s Corp.	4,200	262,962

Security Services 0.90%
ADT Corp.	5,600	187,992

Semiconductor Components - Integrated Circuits 0.98%
Analog Devices, Inc.	3,200	205,392

Super-Regional Banks - US 4.92%
Capital One Financial Corp.	3,000	263,910
Fifth Third Bancorp	11,000	229,020
Huntington Bancshares, Inc.	25,800	291,798
PNC Financial Services Group, Inc.	2,600	248,690
		1,033,418
Telephone - Integrated 2.10%
AT&T, Inc.	7,200	255,744
CenturyLink, Inc.	6,300	185,094
		440,838
Television 1.01%
TEGNA, Inc.	6,600	211,662

Toys 1.35%
Hasbro, Inc.	3,800	284,202

Total Common Stocks (cost $20,328,961)		20,600,519

See notes to portfolios of investments and notes to financial statements.

All American Equity Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Rights 0.04%

Food - Retail 0.04%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	$7,308	*#@
Property Development Centers, LLC, Contingent Value Right	7,200	351	*#@

Total Rights (cost $—)		7,659

Total Investments 98.13% (cost $20,328,961)		20,608,178
Other assets and liabilities, net 1.87%		392,213

Net Assets 100.0%		$21,000,391

Portfolio Allocation by Industry Sector*	June 30, 2015
Based on Total Investments

*       Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 96.94%

Aerospace/Defense 2.56%
Boeing Co.	5,000	$693,600
Spirit AeroSystems Holdings, Inc., Class A	9,000	495,990	*
		1,189,590
Aerospace/Defense - Equipment 1.07%
Astronics Corp.	7,000	496,230	*

Applications Software 1.61%
Paycom Software, Inc.	22,000	751,300	*

Athletic Footwear 2.33%
NIKE, Inc., Class B	10,000	1,080,200

Audio/Video Products 1.03%
Harman International Industries, Inc.	4,000	475,760

Building Products - Cement/Aggregates 2.07%
U.S. Concrete, Inc.	12,000	454,680	*
Vulcan Materials Co.	6,000	503,580
		958,260
Chemicals - Diversified 0.89%
Westlake Chemical Corp.	6,000	411,540

Coal 0.00%
Pacific Coal Resources Ltd.	39,830	957	*

Commercial Banks - Eastern US 1.10%
Signature Bank	3,500	512,365	*

Commercial Banks - Southern US 2.92%
Bank of the Ozarks, Inc.	12,000	549,000
Home BancShares, Inc.	22,000	804,320
		1,353,320
Commercial Banks - Western US 1.09%
Western Alliance Bancorp	15,000	506,400	*

Commercial Services - Finance 3.27%
MasterCard, Inc., Class A	7,000	654,360
Moody’s Corp.	8,000	863,680
		1,518,040

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Computers 4.46%
Apple, Inc.	16,500	$2,069,513

Computers - Peripheral Equipment 1.12%
Synaptics, Inc.	6,000	520,410	*

Consumer Products - Miscellaneous 1.05%
Helen of Troy Ltd.	5,000	487,450	*

Electric - Generation 0.57%
Pacific Power Generation Corp. (RS)	349,057	264,585	*#@

Electronic Components - Miscellaneous 7.44%
Ambarella, Inc.	7,800	800,982	*
Avago Technologies Ltd.	4,000	531,720
Cavium, Inc.	8,000	550,480	*
Skyworks Solutions, Inc.	15,000	1,561,499
		3,444,681
Energy - Alternate Sources 0.09%
Pacific Green Energy Corp. (RS)	100,000	43,460	*#@

Entertainment Software 1.15%
Electronic Arts, Inc.	8,000	532,000	*

Finance - Commercial 1.48%
IOU Financial, Inc.	1,709,000	684,147	*

Gold Mining 0.00%
Gran Colombia Gold Corp.	2,032	521	*

Human Resources 0.77%
TrueBlue, Inc.	12,000	358,800	*

Internet Content - Entertainment 2.22%
Facebook, Inc., Class A	12,000	1,029,180	*

Internet Infrastructure Software 1.30%
F5 Networks, Inc.	5,000	601,750	*

Internet Security 0.98%
VASCO Data Security International, Inc.	15,000	452,850	*

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Life/Health Insurance 3.02%
Lincoln National Corp.	8,000	$473,760
Manulife Financial Corp.	50,000	929,500
		1,403,260
Machinery - General Industrial 2.47%
Middleby Corp.	6,000	673,380	*
Wabtec Corp.	5,000	471,200
		1,144,580
Medical - Biomedical/Gene 4.40%
Cambrex Corp.	13,000	571,220	*
Gilead Sciences, Inc.	8,000	936,640
NewLink Genetics Corp.	12,000	531,240	*
		2,039,100
Medical - Drugs 5.67%
Akorn, Inc.	11,000	480,260	*
Jazz Pharmaceuticals plc	2,000	352,140	*
Lannett Company, Inc.	15,000	891,600	*
Merus Labs International, Inc.	100,000	235,388	*
Valeant Pharmaceuticals International, Inc.	3,000	666,450	*
		2,625,838
Medical - Generic Drugs 2.61%
Allergan plc	4,000	1,213,840	*

Medical - HMO 2.77%
Aetna, Inc.	5,000	637,300
Cigna Corp.	4,000	648,000
		1,285,300
Medical - Hospitals 2.35%
African Medical Investments plc	1,000,000	0	*#@
HCA Holdings, Inc.	12,000	1,088,640	*
		1,088,640
Medical - Wholesale Drug Distribution 2.42%
McKesson Corp.	5,000	1,124,050

Medical Instruments 1.54%
Edwards Lifesciences Corp.	5,000	712,150	*

Multi-line Insurance 1.13%
American Financial Group, Inc.	8,000	520,320

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Multimedia 2.21%
Walt Disney Co.	9,000	$1,027,260

Oil & Gas Drilling 0.94%
Parsley Energy, Inc., Class A	25,000	435,500	*

Oil - Field Services 0.80%
Oceaneering International, Inc.	8,000	372,720

Precious Metals 0.92%
Tahoe Resources, Inc.	35,000	424,550

Property/Casualty Insurance 2.13%
Heritage Insurance Holdings, Inc.	22,000	505,780	*
Universal Insurance Holdings, Inc.	20,000	484,000
		989,780
Real Estate Management/Services 2.11%
HFF, Inc., Class A	12,000	500,760
Jones Lang LaSalle, Inc.	2,800	478,800
		979,560
Real Estate Operating/Development 0.78%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	359,823	*#@

Retail - Apparel/Shoe 0.92%
Cato Corp., Class A	11,000	426,360

Retail - Building Products 2.16%
Lowe’s Companies, Inc.	15,000	1,004,550

Retail - Drug Store 2.26%
CVS Health Corp.	10,000	1,048,800

Retail - Major Department Store 2.00%
TJX Companies, Inc.	14,000	926,380

Retail - Perfume & Cosmetics 1.00%
Ulta Salon, Cosmetics & Fragrance, Inc.	3,000	463,350	*

Retail - Restaurants 1.85%
Starbucks Corp.	16,000	857,840

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Retail - Video Rental 1.15%
Outerwall, Inc.	7,000	$532,770

Semiconductor Equipment 1.31%
Tessera Technologies, Inc.	16,000	607,680

Television 1.06%
AMC Networks, Inc., Class A	6,000	491,100	*

Transport - Services 2.39%
FedEx Corp.	6,500	1,107,600

Total Common Stocks (cost $39,697,983)		44,956,010

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	11	*

Total Warrants (cost $0)		11

	Principal Amount
Gold-Linked Notes 0.19%

Gold Mining 0.19%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$15,000	3,338	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	82,325	#^@

Total Gold-Linked Notes (cost $379,500)		85,663

Silver-Linked Notes 0.11%

Gold Mining 0.11%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18 (cost $340,261)	424,000	51,940	^

See notes to portfolios of investments and notes to financial statements.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Principal Amount	Value
Corporate Note 0.49%

Electric - Generation 0.49%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS) (cost $225,000)	$225,000	$225,000	#@

Overnight Cash Deposit 3.04%

Wells Fargo Bank NA, 0.03%, maturity 07/01/15 (cost $1,409,688)	1,409,688	1,409,688

Total Investments 100.77% (cost $42,052,432)		46,728,312
Other assets and liabilities, net (0.77)%		(355,207)

Net Assets 100.0%		$46,373,105

Portfolio Allocation by Industry Sector*	June 30, 2015
Based on Total Investments

*       Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 92.48%

Agricultural Chemicals 3.55%
CF Industries Holdings, Inc.	75,000	$4,821,000

Agricultural Operations 0.55%
Agriterra Ltd.	69,849,776	754,207	*+

Building Products - Cement/Aggregates 8.00%
Martin Marietta Materials, Inc.	30,000	4,245,300
U.S. Concrete, Inc.	64,000	2,424,960	*
Vulcan Materials Co.	50,000	4,196,500
		10,866,760
Chemicals - Diversified 6.31%
Dow Chemical Co.	55,000	2,814,350
LyondellBasell Industries N.V., Class A	41,000	4,244,320
Westlake Chemical Corp.	22,000	1,508,980
		8,567,650
Chemicals - Specialty 2.01%
Cytec Industries, Inc.	45,000	2,723,850

Coal 0.34%
Pacific Coal Resources Ltd.	4,362,314	104,779	*+
Sable Mining Africa Ltd.	28,061,000	363,483	*
Walter Energy, Inc., 144A	4,293	936	*
		469,198
Containers - Paper/Plastic 2.27%
Sealed Air Corp.	60,000	3,082,800

Diamonds/Precious Stones 0.02%
Diamond Fields International Ltd.	1,800,000	21,617	*
Rockwell Diamonds, Inc., 144A	63,333	11,916	*
		33,533
Diversified Minerals 2.61%
African Potash Ltd.	7,965,799	46,998	*
Canada Zinc Metals Corp.	1,000,000	180,144	*
Dundee Sustainable Technologies, Inc.	3,587,500	301,591	*
Encanto Potash Corp., 144A	3,000,000	228,183	*
Lundin Mining Corp.	600,000	2,464,372	*
Niocan, Inc., 144A	362,069	45,657	*
Woulfe Mining Corp.	5,585,100	290,658	*
		3,557,603

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Electric - Generation 2.72%
Pacific Power Generation Corp. (RS)	4,868,396	$3,690,244	*#@

Energy - Alternate Sources 5.05%
Pacific Ethanol, Inc.	127,500	1,315,800	*
Pacific Green Energy Corp. (RS)	2,400,000	1,043,040	*+#@
SunEdison, Inc.	150,000	4,486,500	*
		6,845,340
Food - Meat Products 3.14%
Tyson Foods, Class A	100,000	4,263,000

Food - Miscellaneous/Diversified 1.92%
Cal-Maine Foods, Inc.	50,000	2,610,000

Forestry 0.01%
Bravern Ventures Ltd.	254,431	13,241	*

Gold Mining 5.14%
Chesapeake Gold Corp., 144A	52,400	83,907	*
Corona Minerals Ltd.	100,000	386	*#@
Gran Colombia Gold Corp.	560,590	143,626	*
Kinross Gold Corp.	1	0	*
Klondex Mines Ltd.	1,700,000	4,627,702	*
NGEx Resources, Inc.	600,000	422,738	*
Rusoro Mining Ltd.	3,000,000	108,086	*
Sunridge Gold Corp.	4,600,000	662,930	*+
Sunridge Gold Corp., 144A	6,333,788	912,796	*+
		6,962,171
Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*#@

Metal - Aluminum 0.92%
Kaiser Aluminum Corp.	15,000	1,246,200

Metal - Copper 3.38%
Catalyst Copper Corp., 144A	166,666	25,354	*
First Quantum Minerals Ltd.	125,000	1,634,307
Southern Copper Corp.	100,000	2,941,000
Verona Development Corp.	708,800	0	*#@
		4,600,661

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Metal - Diversified 3.44%
Glencore plc, ADR	250,000	$2,008,750
GoviEx Uranium, Inc., Class A	755,000	66,493	*
GoviEx Uranium, Inc., 144A, Class A	58,000	5,108	*
Mandalay Resources Corp.	1,109,500	852,778
Orsu Metals Corp., 144A	147,605	2,364	*
Trevali Mining Corp.	2,500,000	1,741,393	*
		4,676,886

Metal - Iron 0.01%
Oceanic Iron Ore Corp.	200,000	17,214	*
WAI Capital Investment Corp., 144A	292,500	5,855	*
		23,069

Mining Services 0.25%
Bounty Mining Ltd.	22,000,000	339,482	*#@

Natural Resource Technology 0.10%
I-Pulse, Inc., 144A (RS)	15,971	137,351	*#@

Non - Ferrous Metals 0.01%
Sterling Group Ventures, Inc., 144A	500,000	13,000	*

Office Supplies & Forms 2.24%
Avery Dennison Corp.	50,000	3,047,000

Oil - Field Services 2.77%
Atlas Development & Support Services Ltd.	63,890,983	3,064,045	*+
RPC, Inc.	50,000	691,500
		3,755,545

Oil & Gas Drilling 2.43%
Helmerich & Payne, Inc.	11,000	774,620
Parsley Energy, Inc., Class A	145,000	2,525,900	*
		3,300,520

Oil Companies - Exploration & Production 23.19%
Africa Energy Corp., 144A	2,110,889	236,609	*
Bankers Petroleum Ltd.	650,000	1,613,291	*
BNK Petroleum, Inc.	2,800,000	1,165,733	*
Diamondback Energy, Inc.	50,000	3,769,000	*
Ivanhoe Energy, Inc.	18,719	0	*#@
Laredo Petroleum, Inc.	100,000	1,258,000	*
Newfield Exploration Co.	120,000	4,334,400	*

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Oil Companies - Exploration & Production (cont’d)
PDC Energy, Inc.	80,000	$4,291,200	*
Petroamerica Oil Corp.	11,158,000	938,022	*
Peyto Exploration & Development Corp.	60,000	1,466,613
Raging River Exploration, Inc.	250,000	1,747,398	*
Range Energy Resources, Inc., 144A	15,000,000	210,168	*
RMP Energy, Inc.	800,000	1,498,799	*
Royalite Petroleum Co., Inc.	2,266,333	1,586	*
RSP Permian, Inc.	100,000	2,811,000	*
Synergy Resources Corp.	245,000	2,800,350	*
U.S. Oil Sands, Inc.	7,777,777	684,992	*
U.S. Oil Sands, Inc., 144A	9,900,000	871,898	*
Whitecap Resources, Inc.	170,000	1,793,916
		31,492,975

Oil Field Machinery & Equipment 1.24%
Dril-Quip, Inc.	11,000	827,750	*
Forum Energy Technologies, Inc.	42,000	851,760	*
		1,679,510

Pipelines 3.21%
Energy Transfer Equity, L.P.	68,000	4,363,559

Precious Metals 1.03%
Tahoe Resources, Inc.	115,000	1,394,950

Real Estate Operating/Development 4.62%
Pacific Infrastructure Ventures, Inc. (RS)	7,434,544	6,279,374	*#@

Total Common Stocks (cost $214,520,100)		125,610,679

Master Limited Partnership 2.30%

Oil - Field Services 2.30%
Rice Midstream Partners LP (cost $2,575,246)	180,000	3,124,799

Warrants 0.24%

Diversified Minerals 0.00%
Encanto Potash Corp., 144A, Warrants (October 2015)	1,500,000	0	*#@

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Warrants (cont’d)

Gold Mining 0.24%
Dundee Precious Metals, Inc., Warrants (November 2015)	742,895	$71,375	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	2,501	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	125,131	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	6,333,788	126,777	*+
		325,784

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	83,333	0	*#@

Metal - Iron 0.00%
WAI Capital Investment Corp., 144A, Warrants (March 2016)	292,500	0	*#@

Total Warrants (cost $944,160)		325,784

	Contracts
Purchased Call Options 1.28%

Agricultural Chemicals 0.10%
Syngenta AG, Strike Price 90.00, Expiration Dec. 2015	400	134,000	*

Metal - Copper 0.36%
Freeport-McMoRan Copper & Gold, Inc., Strike Price 20.00, Expiration Jan. 2017	1,699	484,215	*

Oil Refining & Marketing 0.82%
Marathon Petroleum Corp., Strike Price 55.00, Expiration Jan. 2016	1,000	292,500	*
Phillips 66, Strike Price 82.50, Expiration Jan. 2017	550	437,250	*
Valero Energy Corp., Strike Price 65.00, Expiration Jan. 2016	1,000	385,000	*
		1,114,750

Total Purchased Call Options (cost $1,913,907)		1,732,965

	Principal Amount
Convertible Bond 0.04%

Diversified Minerals 0.04%
Great Western Minerals Group Ltd., 144A, 8.00%, maturity 04/06/17 (cost $1,000,000)	$1,000,000	50,000	*^

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

	Principal Amount	Value
Gold-Linked Notes 1.47%

Gold Mining 1.47%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$332,000	$73,870	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	8,615,000	1,916,838	#^@
		1,990,708

Total Gold-Linked Notes (cost $8,822,210)		1,990,708

Silver-Linked Notes 0.60%

Gold Mining 0.60%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	2,000,000	245,000	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	4,705,000	576,363	^

Total Silver-Linked Notes (cost $5,786,165)		821,363

Corporate Note 1.99%

Electric - Generation 1.99%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS) (cost $2,700,000)	2,700,000	2,700,000	#@

Overnight Cash Deposit 2.75%
JPMorgan Chase Bank NA, 0.03%, maturity 07/01/15 (cost $3,735,013)	3,735,013	3,735,013

Total Investments 103.15% (cost $241,996,801)		140,091,311
Other assets and liabilities, net (3.15)%		(4,274,864)

Net Assets 100.0%		$135,816,447

See notes to portfolios of investments and notes to financial statements.

Global Resources Fund

Portfolio of Investments (unaudited)	June 30, 2015

Portfolio Allocation by Industry Sector*
Based on Total Investments	June 30, 2015

*            Summary information above may differ from the portfolio schedule included in the financial statement due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 89.84%

Agricultural Operations 0.44%
Agriterra Ltd.	38,536,200	$416,097	*

Capital Pools 0.16%
Eagle Hill Exploration Corp.	200,000	144,115	*
Pinecrest Resources Ltd.	25,000	2,202	*
Pinecrest Resources Ltd. (RS)	75,000	6,275	*#@
		152,592

Coal 0.26%
Pacific Coal Resources Ltd.	1,182,764	28,409	*
Sable Mining Africa Ltd.	17,014,032	220,388	*
		248,797

Diamonds/Precious Stones 1.96%
Lucapa Diamond Co., Ltd.	1,000,000	154,374	*
Lucara Diamond Corp.	1,000,000	1,593,275
Northern Superior Resources, Inc.	1,510,900	42,339	*
Olivut Resources Ltd.	645,000	43,895	*
Rockwell Diamonds, Inc., 144A	171,667	32,299	*
		1,866,182

Diversified Minerals 1.40%
Adamera Minerals Corp.	119,543	3,350	*
African Potash Ltd.	1,352,917	7,982	*
Amarc Resources Ltd.	695,545	51,512	*
Burey Gold Ltd.	7,000,000	151,224	*
Calibre Mining Corp.	4,650,000	521,217	*
Duketon Mining Ltd.	2,250,000	225,420	*
Indochine Mining Ltd.	4,000,000	18,517	*#@
Riverside Resources, Inc.	956,000	145,428	*
Rubicon Minerals Corp.	200,000	208,167	*
		1,332,817

Gold Mining 64.95%
ABM Resources NL	1,125,000	217,275	*
Agnico Eagle Mines Ltd.	30,000	851,100
Alacer Gold Corp.	300,000	703,763
Algold Resources Ltd.	1,000,000	138,110	*
Almaden Minerals Ltd.	400,000	326,661	*
Argonaut Gold, Inc.	475,000	638,911	*
Atlantic Gold Corp.	1,000,000	204,163	*
Bonterra Resources, Inc.	1,250,000	180,144	*
Canyon Resources Ltd.	10,006,593	324,265	*+
CB Gold, Inc.	8,500,000	238,191	*+

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Gold Mining (cont’d)
Chesapeake Gold Corp., 144A	192,199	$307,765	*
Claude Resources, Inc.	1,250,000	670,536	*
Comstock Mining, Inc.	2,165,000	1,266,525	*
CopperBank Resources Corp.	195,000	5,464	*
CopperBank Resources Corp., 144A	174,000	4,876	*
Corona Minerals Ltd.	1,625,000	6,269	*#@
Doray Minerals Ltd.	1,500,000	549,921	*
Dundee Precious Metals, Inc.	350,000	711,769	*
Eastmain Resources, Inc.	1,779,500	598,391	*
Gold Standard Ventures Corp.	2,000,000	948,000	*
Gran Colombia Gold Corp.	998,149	255,731	*
Guyana Goldfields, Inc.	150,000	475,580	*
IDM Mining Ltd.	95,000	9,508	*
Integra Gold Corp.	2,069,000	530,088	*
Kaminak Gold Corp., Class A	750,000	474,380	*
Kilo Goldmines Ltd.	251,000	15,072	*
Kirkland Lake Gold, Inc.	335,000	1,510,048	*
Klondex Mines Ltd.	6,045,000	16,455,563	*
Lake Shore Gold Corp.	1,900,000	1,947,158	*
Lexam VG Gold, Inc., 144A	2,406,501	154,139	*
Malbex Resources, Inc., 144A	1,333,333	32,026	*
Mammoth Resources Corp.	818,000	4,912	*
Mirasol Resources Ltd.	2,000,000	1,393,114	*
NGEx Resources, Inc.	2,375,000	1,673,339	*
Northern Star Resources Ltd.	275,000	471,124
OceanaGold Corp.	155,348	384,328
Osisko Gold Royalties Ltd.	690,000	8,684,387
Petaquilla Minerals Ltd., 144A	2,660,000	53,243	*
Pilot Gold, Inc.	1,000,000	496,397	*
Pretium Resources, Inc.	600,000	3,249,699	*
Pure Gold Mining, Inc.	2,500,000	290,232	*
Radius Gold, Inc.	3,950,000	268,815	*
Radius Gold, Inc., 144A	125,000	8,507	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,339,000
Redstar Gold Corp.	5,797,714	208,885	*
Richmont Mines, Inc.	575,000	1,822,750	*
Romarco Minerals, Inc.	1,949,000	663,191	*
Royal Gold, Inc.	15,000	923,850
Rusoro Mining Ltd.	6,000,000	216,173	*
Rye Patch Gold Corp.	4,750,000	570,456	*
Rye Patch Gold Corp., 144A	1,800,000	216,173	*
Seafield Resources Ltd., 144A	1,300,000	5,204	*#@
Silver Lake Resources Ltd.	251,690	27,368	*
Skeena Resources Ltd.	8,184,000	425,909	*
Solvista Gold Corp.	50,000	1,601	*
Solvista Gold Corp., 144A	2,620,000	83,907	*

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Gold Mining (cont’d)
St Barbara Ltd.	2,206,852	$979,193	*
Sunridge Gold Corp.	2,250,000	324,259	*
Sunridge Gold Corp., 144A	1,900,000	273,819	*
Taurus Gold Ltd., 144A (RS)	2,448,381	1,295,194	*#@
Teranga Gold Corp.	2,500,000	1,421,137	*
Tolima Gold, Inc., 144A	4,100,000	16,413	*
TriStar Gold, Inc.	16,000,000	2,305,845	*+
Wesdome Gold Mines Ltd.	800,000	659,728	*
Yamana Gold, Inc.	60,000	180,000
		61,689,544

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*#@

Metal - Copper 0.02%
Catalyst Copper Corp.	52,133	7,931	*
Catalyst Copper Corp., 144A	66,667	10,142	*
Verona Development Corp.	48,500	0	*#@
		18,073

Metal - Diversified 10.30%
Atico Mining Corp.	460,000	195,196	*
Balmoral Resources Ltd.	1,485,000	820,376	*
Calico Resources Corp.	3,895,500	280,701	*
Cardinal Resources Ltd.	3,976,907	153,367	*
Dalradian Resources, Inc.	1,800,000	1,412,330	*
Elissa Resources Ltd.	12,083	1,548	*
Falco Resources Ltd.	1,953,700	617,863	*
First Point Minerals Corp.	2,000,000	112,090	*
Ivanhoe Mines Ltd., Class A	100,000	72,058	*
Mandalay Resources Corp.	3,012,300	2,315,299
Mineral Mountain Resources Ltd.	10,000,000	320,256	*+
Nevada Sunrise Gold Corp.	325,000	55,945	*
Novo Resources Corp.	1,100,000	484,388	*
Orex Minerals, Inc.	9,411,500	1,507,046	*+
Orsu Metals Corp.	69,220	1,108	*
Orsu Metals Corp., 144A	1,800,000	28,823	*
Reservoir Minerals, Inc.	191,100	659,440	*
Silver Bull Resources, Inc.	2,350,000	258,500	*
Temex Resources Corp.	2,500,000	130,104	*
Trevali Mining Corp.	500,000	348,279	*
		9,774,717

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Mining Services 0.46%
Argent Minerals Ltd.	17,100,000	$314,811	*+
Energold Drilling Corp.	200,000	124,900	*
		439,711

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*#@

Platinum 0.62%
Pacific North West Capital Corp.	430,555	4,309	*
Platinum Group Metals Ltd.	1,500,000	588,471	*
		592,780

Precious Metals 6.38%
Candente Gold Corp., 144A	4,875,000	136,609	*+
Lundin Gold, Inc.	760,000	2,394,395	*
Lundin Gold, Inc., 144A	70,000	220,536	*
Pan African Resources plc	1,832,451	271,385
Roxgold, Inc.	3,500,000	2,157,726	*
Sabina Gold & Silver Corp.	625,000	220,176	*
Santana Minerals Ltd.	2,400,000	31,400	*
Solitario Exploration & Royalty Corp.	1,000,000	630,000	*
		6,062,227

Silver Mining 2.89%
Fortuna Silver Mines, Inc.	570,000	2,086,200	*
MAG Silver Corp.	25,000	195,957	*
Santacruz Silver Mining Ltd.	1,100,000	149,720	*
Silver Wheaton Corp.	8,823	152,991
Source Exploration Corp.	4,975,000	159,327	*+
		2,744,195

Total Common Stocks (cost $181,186,100)		85,337,732

Exchange-Traded Funds 0.00%
Market Vectors Gold Miners ETF	20	355
Market Vectors Junior Gold Miners ETF	8	193

Total Exchange-Traded Funds (cost $2,195)		548

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Warrants 1.31%

Diamonds/Precious Stones 0.00%
Lucapa Diamond Co., Ltd., Warrants (August 2015)	500,000	$3,086	*

Gold Mining 1.09%
Alamos Gold, Inc., Warrants (August 2018)	110,000	20,256	*
Algold Resources Ltd., Warrants (December 2016) (RS)	500,000	0	*#@
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	71,394	*+
Dundee Precious Metals, Inc., Warrants (November 2015)	1,495,039	143,640	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	4,046	*
New Gold, Inc., Warrants (June 2017)	147,100	22,377	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	53,627	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	680,044	*
Skeena Resources Ltd., Warrants (October 2016)	10,000,000	0	*#@
Sunridge Gold Corp., 144A, Warrants (October 2017)	1,900,000	38,030	*
Tolima Gold, Inc., 144A, Warrants (March 2016)	1,625,000	0	*#@
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0	*#@
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	282,200	0	*#@
		1,033,414

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	33,333	0	*#@

Metal - Diversified 0.22%
Calico Resources Corp., Warrants (October 2015)	1,250,000	0	*#@
Dalradian Resources, Inc., Warrants (July 2017)	1,094,000	190,509	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	15,516	*
Mineral Mountain Resources Ltd., Warrants (October 2016)	3,500,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (November 2015)	1,250,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (March 2016)	600,000	0	*+#@
		206,025

Precious Metals 0.00%
Primero Mining Corp., Warrants (July 2015)	60,000	240	*
Santana Minerals, Ltd., Warrants (March 2016)	400,000	0	*#@
		240

Silver Mining 0.00%
Source Exploration Corp., Warrants (February 2017)	2,500,000	0	*+#@

Total Warrants (cost $3,562,961)		1,242,765

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (RS) (cost $300,000)	600,000	$0	*#@

Rights 0.02%

Metal - Diversified 0.02%
Cardinal Resources Ltd. (cost $13,109)	1,500,000	19,096	*

	Contracts
Purchased Call Options 0.45%

Gold Mining 0.31%
AngloGold Ashanti Ltd., Strike Price 10.00, Expiration Jan. 2016	525	44,625	*
Barrick Gold Corp., Strike Price 13.00, Expiration Jan. 2016	650	30,225	*
Eldorado Gold Corp., Strike Price 7.00, Expiration Jan. 2016	1,800	18,000	*
Gold Fields Ltd., Strike Price 5.00, Expiration Jan. 2016	1,000	10,500	*
IAMGOLD Corp., Strike Price 4.00, Expiration Jan. 2016	270	2,700	*
Newmont Mining Corp., Strike Price 25.00, Expiration Jan. 2016	375	54,750	*
NovaGold Resources, Inc., Strike Price 4.50, Expiration Jan. 2016	1,500	30,000	*
Randgold Resources Ltd., Strike Price 65.00, Expiration Jan. 2016	110	77,000	*
Seabridge Gold, Inc., Strike Price 7.00, Expiration Jan. 2016	425	26,563	*
Yamana Gold, Inc., Strike Price 8.00, Expiration Jan. 2016	314	628	*
		294,991

Silver Mining 0.14%
First Majestic Silver Corp., Strike Price 10.00, Expiration Jan. 2016	328	2,460	*
Pan American Silver Corp., Strike Price 10.00, Expiration Jan. 2016	263	14,465	*
Silver Standard Resources, Inc., Strike Price 5.00, Expiration Jan. 2016	598	104,650	*
Silver Wheaton Corp., Strike Price 20.00, Expiration Jan. 2016	154	11,935	*
		133,510

Total Purchased Call Options (cost $1,608,717)		428,501

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Principal Amount	Value
Gold-Linked Notes 1.42%

Gold Mining 1.42%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$215,000	$47,838	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	5,845,000	1,300,512	#^@

Total Gold-Linked Notes (cost $5,977,400)		1,348,350

Silver-Linked Notes 1.13%

Gold Mining 1.13%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	655,000	80,238	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	8,150,000	998,375	^

Total Silver-Linked Notes (cost $8,616,219)		1,078,613

Corporate Note 0.76%

Electric - Generation 0.76%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS) (cost $720,000)	720,000	720,000	#@

Overnight Cash Deposit 2.31%
Wells Fargo Bank NA, 0.03%, maturity 07/01/15 (cost $2,191,381)	2,191,381	2,191,381

Total Investments 97.24% (cost $204,178,082)		92,366,986
Other assets and liabilities, net 2.76%		2,620,192

Net Assets 100.0%		$94,987,178

See notes to portfolios of investments and notes to financial statements.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	June 30, 2015

Portfolio Allocation by Industry*
Based on Total Investments	June 30, 2015

*            Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 86.45%

Diamonds/Precious Stones 2.13%
Lucara Diamond Corp.	450,000	$716,974
Petra Diamonds Ltd.	275,000	643,759	*
		1,360,733

Diversified Minerals 0.32%
Lundin Mining Corp.	50,000	205,364	*

Gold Mining 73.70%
Acacia Mining plc	550,000	2,607,812
Agnico Eagle Mines Ltd.	60,000	1,702,200
Alacer Gold Corp.	800,000	1,876,701
Argonaut Gold, Inc.	325,000	437,150	*
Centamin plc	875,000	850,082
Cia de Minas Buenaventura S.A., Sponsored ADR	75,000	778,500
Claude Resources, Inc.	1,900,000	1,019,215	*
Comstock Mining, Inc.	2,172,077	1,270,665	*
Doray Minerals Ltd.	1,000,000	366,614	*
DRDGOLD Ltd., Sponsored ADR	150,000	277,500
Dundee Precious Metals, Inc.	250,000	508,407	*
Gran Colombia Gold Corp.	397,658	101,882	*
Kirkland Lake Gold, Inc.	815,000	3,673,699	*
Klondex Mines Ltd.	3,805,000	10,357,885	*
Lake Shore Gold Corp.	3,000,000	3,074,460	*
Marlin Gold Mining Ltd.	1,416,050	583,880	*
Newmont Mining Corp.	30,000	700,800
Northern Star Resources Ltd.	1,500,000	2,569,764
OceanaGold Corp.	350,000	865,893
Osisko Gold Royalties Ltd.	315,000	3,964,612
Randgold Resources Ltd., Sponsored ADR	20,000	1,339,000
Richmont Mines, Inc.	575,000	1,822,750	*
Royal Gold, Inc.	25,000	1,539,750
SEMAFO, Inc.	225,000	605,284	*
Silver Lake Resources Ltd.	3,056,600	332,361	*
St Barbara Ltd.	3,493,100	1,549,910	*
Teranga Gold Corp.	3,500,000	1,989,592	*
Yamana Gold, Inc.	150,000	450,000
		47,216,368

Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*#@

Metal - Diversified 4.67%
Atico Mining Corp.	540,000	229,143	*
Mandalay Resources Corp.	2,718,000	2,089,095

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Metal - Diversified (cont’d)
Metals X Ltd.	635,000	$674,153
		2,992,391

Precious Metals 1.21%
Pan African Resources plc	1,221,568	180,914
Primero Mining Corp.	75,000	291,750	*
Tahoe Resources, Inc.	25,000	303,250
		775,914

Retail - Jewelry 0.60%
Signet Jewelers Ltd.	3,000	384,720

Silver Mining 3.82%
Fortuna Silver Mines, Inc.	400,000	1,464,000	*
Silver Wheaton Corp.	19,608	340,003
SilverCrest Mines, Inc.	650,000	645,316	*
		2,449,319

Total Common Stocks (cost $69,351,732)		55,384,809

Exchange-Traded Funds 1.70%

ETFS Palladium Trust	9,193	598,924
ETFS Platinum Trust	2,500	260,500
Market Vectors Gold Miners ETF	20	355
Market Vectors Junior Gold Miners ETF	8	193
SPDR Gold Trust	2,049	230,246

Total Exchange-Traded Funds (cost $1,431,685)		1,090,218

Warrants 0.78%

Gold Mining 0.78%
Dundee Precious Metals, Inc., Warrants (November 2015)	1,630,047	156,610	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	1,576	*
New Gold, Inc., Warrants (June 2017)	57,900	8,808	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	183,900	331,286	*

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Warrants (cont’d)

Gold Mining (cont’d)
Veris Gold Corp., Warrants (August 2016)	250,000	$0	*#@
Veris Gold Corp., Warrants (December 2016)	195,300	0	*#@
		498,280

Precious Metals 0.00%
Primero Mining Corp., Warrants (July 2015)	100,000	400	*

Total Warrants (cost $3,602,833)		498,680

	Contracts
Purchased Call Options 0.39%

Gold Mining 0.25%
AngloGold Ashanti Ltd., Strike Price 10.00, Expiration Jan. 2016	325	27,625
Barrick Gold Corp., Strike Price 13.00, Expiration Jan. 2016	425	19,763
Eldorado Gold Corp., Strike Price 7.00, Expiration Jan. 2016	1,200	12,000
Gold Fields Ltd., Strike Price 5.00, Expiration Jan. 2016	500	5,250
IAMGOLD Corp., Strike Price 4.00, Expiration Jan. 2016	180	1,800
Newmont Mining Corp., Strike Price 25.00, Expiration Jan. 2016	250	36,500
Randgold Resources Ltd., Strike Price 65.00, Expiration Jan. 2016	80	56,000
Yamana Gold, Inc., Strike Price 8.00, Expiration Jan. 2016	314	628
		159,566

Silver Mining 0.14%
First Majestic Silver Corp., Strike Price 10.00, Expiration Jan. 2016	249	1,868
Pan American Silver Corp., Strike Price 10.00, Expiration Jan. 2016	365	20,075
Silver Standard Resources, Inc., Strike Price 5.00, Expiration Jan. 2016	352	61,599
Silver Wheaton Corp., Strike Price 20.00, Expiration Jan. 2016	116	8,990
		92,532

Total Purchased Call Options (cost $1,015,563)		252,098

	Principal Amount
Gold-Linked Notes 1.07%

Gold Mining 1.07%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$125,000	27,813	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	2,940,000	654,150	#^@

Total Gold-Linked Notes (cost $3,019,060)		681,963

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Principal Amount	Value
Silver-Linked Notes 0.88%

Gold Mining 0.88%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	$4,250,000	$520,625	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	373,000	45,693	^

Total Silver-Linked Notes (cost $4,520,041)		566,318

Corporate Notes 1.18%

Coal 0.76%
Pacific Coal Resources Ltd., 19.20%, maturity 06/15/15 (RS)	485,766	485,766	#@

Electric - Generation 0.42%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	270,000	270,000	#@

Total Corporate Notes (cost $755,766)		755,766

Overnight Cash Deposit 4.38%
Wells Fargo Bank NA, 0.03%, maturity 07/01/15 (cost $2,808,645)	2,808,645	2,808,645

Total Investments 96.83% (cost $86,505,325)		62,038,497
Other assets and liabilities, net 3.17%		2,028,780

Net Assets 100.0%		$64,067,277

See notes to portfolios of investments and notes to financial statements.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	June 30, 2015

Portfolio Allocation by Industry*
Based on Total Investments	June 30, 2015

*            Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 87.08%

Airlines 0.50%
Pegasus Hava Tasimaciligi A.S.	32,000	$289,968	*

Airport Development/Maintenance 1.09%
TAV Havalimanlari Holding A.S.	75,000	636,715

Automotive - Cars & Light Trucks 2.47%
Bayerische Motoren Werke AG	5,500	602,331
Ford Otomotiv Sanayi A.S.	50,000	668,887
Tofas Turk Otomobil Fabrikasi A.S.	25,000	170,606
		1,441,824

Automotive Truck Parts & Equipment 1.84%
Brembo S.p.A.	25,000	1,066,509

Building & Construction - Miscellaneous 1.23%
Budimex S.A.	15,000	650,401
Enka Insaat ve Sanayi A.S.	34,000	64,680
		715,081

Cellular Telecommunication 2.97%
Mobile TeleSystems OJSC, Sponsored ADR	170,000	1,662,600
Turkcell Iletisim Hizmetleri A.S.	14,000	64,408
		1,727,008

Chemicals - Specialty 0.15%
Grupa Azoty S.A.	4,000	87,847

Commercial Banks - Non US 21.15%
Alpha Bank AE	2,000,000	603,378	*
Erste Group Bank AG	85,000	2,421,778
Komercni Banka A.S.	11,000	2,437,711
National Bank of Greece, Sponsored ADR	530,000	556,500	*
OTP Bank plc	40,000	790,561
Piraeus Bank S.A.	1,300,000	479,885	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	140,000	1,157,516
Sberbank of Russia, Sponsored ADR	290,000	1,527,511
Turkiye Garanti Bankasi A.S.	750,000	2,339,141
		12,313,981

Computer Services 2.36%
Asseco Poland S.A.	45,000	692,381
Luxoft Holding, Inc., Class A	12,000	678,600	*
		1,370,981

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Distribution/Wholesale 0.46%
Fourlis Holdings S.A.	90,000	$267,054	*

Diversified Banking Institutions 1.15%
UniCredit S.p.A.	100,000	672,089

Diversified Operations 2.56%
Haci Omer Sabanci Holding A.S.	395,000	1,488,000

Electric - Distribution 0.84%
Enea S.A.	100,000	424,059
Energa S.A.	11,000	66,560
		490,619

Electric - Integrated 1.54%
PGE S.A.	182,000	892,540

Entertainment Software 1.09%
CD Projekt S.A.	100,000	632,471	*

Finance - Investment Banker/Broker 3.81%
Turkiye Sinai Kalkinma Bankasi A.S.	3,499,999	2,216,093

Finance - Other Services 1.30%
Warsaw Stock Exchange	60,000	756,144

Food - Confectionery 1.56%
Ulker Biskuvi Sanayi A.S.	130,000	906,429

Food - Retail 2.58%
Magnit PJSC, Sponsored GDR	27,000	1,501,849

Human Resources 0.40%
Work Service S.A.	50,000	235,417

Medical - Drugs 4.27%
Krka dd Novo mesto	20,000	1,449,306
Richter Gedeon Nyrt	69,000	1,036,497
		2,485,803

Metal - Diversified 4.27%
KGHM Polska Miedz S.A.	50,000	1,416,269
MMC Norilsk Nickel OJSC, Sponsored ADR	60,000	1,010,957
Orsu Metals Corp., 144A	4,025,000	64,452	*
		2,491,678

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Oil Companies - Exploration & Production 1.07%
Bankers Petroleum Ltd.	200,000	$496,397	*
BNK Petroleum, Inc.	300,000	124,900	*
		621,297

Oil Companies - Integrated 12.50%
Gazprom OAO, Sponsored ADR	520,000	2,715,258
Lukoil OAO, Sponsored ADR	63,000	2,786,817
Rosneft OAO, GDR	275,000	1,135,094
Tatneft OAO, Sponsored ADR	20,000	640,379
		7,277,548

Oil Refining & Marketing 1.45%
Grupa Lotos S.A.	10,000	79,678	*
Polski Koncern Naftowy Orlen	35,000	687,440
Tupras Turkiye Petrol Rafinerileri A.S.	3,000	76,001
		843,119

Property/Casualty Insurance 2.17%
Powszechny Zaklad Ubezpieczen S.A.	11,000	1,265,726

Retail - Apparel/Shoe 0.80%
CCC S.A.	10,000	463,070

Retail - Jewelry 1.20%
Pandora A/S	6,500	697,477

Retail - Miscellaneous/Diversified 1.53%
FF Group	35,000	896,178

Retail - Toy Store 0.83%
JUMBO S.A.	65,363	484,541

Steel - Producers 1.20%
Eregli Demir ve Celik Fabrikalari T.A.S.	40,000	64,715
Severstal PAO, GDR	60,000	633,902
		698,617

Telecom Services 0.11%
Orange Polska S.A.	30,000	64,974

Telephone - Integrated 0.87%
Hellenic Telecommunications Organization S.A.	60,000	505,661

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Textile - Products 1.83%
Pegas Nonwovens S.A.	31,622	$1,067,500

Tobacco 1.93%
Philip Morris CR A.S.	2,610	1,122,842

Total Common Stocks (cost $55,459,832)		50,694,650

Closed-End Investment Company 2.08%

Fondul Proprietatea S.A. (cost $1,414,333)	6,124,074	1,212,278

Warrants 0.10%

Gold Mining 0.10%
Dundee Precious Metals, Inc., Warrants (November 2015) (cost $770,116)	623,259	59,881	*

	Contracts
Purchased Call Options 1.35%

Exchange-Traded Funds 1.35%
Market Vectors Russia ETF, Strike Price 18.00, Expiration Jan. 2016	3,000	495,000
Market Vectors Russia ETF, Strike Price 19.00, Expiration Jan. 2016	2,500	293,750

Total Purchased Call Options (cost $1,011,715)		788,750

Principal
Amount
Corporate Note 0.16%

Transportation - Services 0.16%
Baghlan Group FZCO, 14.75%, maturity 06/27/15 (cost $1,350,345)	$1,345,845	95,558	*#^@

See notes to portfolios of investments and notes to financial statements.

Emerging Europe Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Principal
	Amount	Value
Overnight Cash Deposit 8.75%

Wells Fargo Bank NA, 0.03%, maturity 07/01/15 (cost $5,091,870)	$5,091,870	$5,091,870

Total Investments 99.52% (cost $65,098,211)		57,942,987
Other assets and liabilities, net 0.48%		281,433

Net Assets 100.0%		$58,224,420

Country Distribution*
Based on Total Investments	June 30, 2015

* Country distribution shown is based on domicile. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks 82.48%

Airlines 1.22%
Air China Ltd., H shares	142,000	$160,474
Cebu Air, Inc.	57,700	108,718
		269,192

Alternative Waste Technology 0.55%
China Everbright International Ltd.	68,000	121,788

Automotive - Cars & Light Trucks 0.90%
Great Wall Motor Co., Ltd., H shares	40,500	198,541	#@

Automotive/Truck Parts & Equipment - Original 1.06%
Nexteer Automotive Group Ltd.	225,000	234,283

Building - Heavy Construction 2.20%
China Railway Construction Corp., Ltd., H shares	313,100	483,392

Building & Construction - Miscellaneous 0.46%
China Machinery Engineering Corp., H shares	94,000	101,215

Building Products - Cement/Aggregates 1.29%
West China Cement Ltd.	1,464,000	282,869

Cellular Telecommunication 3.34%
China Mobile Ltd., Sponsored ADR	11,450	733,831

Chemicals - Specialty 1.25%
Fufeng Group Co., Ltd.	370,000	274,530

Circuit Boards 0.54%
Zhen Ding Technology Holding Ltd.	34,000	119,117	*

Commercial Banks - Non US 19.54%
Agricultural Bank of China Ltd., H shares	1,146,000	615,648
Bank of China Ltd., H shares	1,181,800	766,966
Bank of Communications Co., Ltd., H shares	174,000	181,113
BOC Hong Kong Holdings Ltd.	29,500	122,781
China Construction Bank Corp., H shares	1,407,400	1,283,768
Chongqing Rural Commercial Bank Co., Ltd., H shares	489,000	391,137
Industrial & Commercial Bank of China Ltd., H shares	1,183,000	938,741
		4,300,154

Computers - Memory Devices 0.65%
ASPEED Technology, Inc.	13,000	142,676	*

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Diversified Financial Services 0.44%
China Everbright Ltd.	28,000	$96,959

Diversified Minerals 0.07%
Woulfe Mining Corp.	300,000	15,612	*

Electric - Generation 1.33%
Huadian Power International Corp., Ltd., H shares	264,000	291,701

Electric - Integrated 0.28%
CGN Power Co., Ltd., H shares	119,000	62,193

Electronic Components - Miscellaneous 4.28%
Avago Technologies Ltd.	3,800	505,134
Pegatron Corp.	40,000	117,038
SK Hynix, Inc.	2,400	90,964
Tongda Group Holdings Ltd.	1,190,000	229,840
		942,976

Energy - Alternate Sources 0.52%
GCL-Poly Energy Holdings Ltd.	492,000	113,371

Entertainment Software 0.66%
NetEase, Inc., Sponsored ADR	1,000	144,865

Finance - Investment Banker/Broker 4.57%
CITIC Securities Co., Ltd., H shares	61,000	219,417
Guotai Junan International Holdings Ltd.	717,000	466,096
Haitong Securities Co., Ltd., H shares	77,200	203,617
Meritz Securities Co., Ltd.	18,100	115,540
		1,004,670

Finance - Other Services 2.26%
Hong Kong Exchanges and Clearing Ltd.	14,100	496,807

Food - Dairy Products 0.55%
Lotte Food Co., Ltd.	150	121,704

Gold Mining 0.60%
Zijin Mining Group Co., Ltd., H shares	378,000	133,057

Internet Application Software 6.51%
Tencent Holdings Ltd.	71,700	1,433,751

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Internet Content - Entertainment 0.49%
Com2uS Corp.	970	$107,533	*

Investment Management/Advisory Services 0.51%
Value Partners Group Ltd.	71,000	111,825

Life/Health Insurance 3.34%
AIA Group Ltd.	64,700	423,051
China Life Insurance Co., Ltd., H shares	72,000	312,497
		735,548

Machine Tools & Related Products 1.03%
Techtronic Industries Co., Ltd.	69,500	227,239

Medical - Biomedical/Gene 0.49%
China Biologic Products, Inc.	930	107,099	*

Medical - Drugs 1.67%
Daewon Pharmaceutical Co., Ltd.	6,300	151,990
SSY Group Ltd.	588,000	213,913	#@
		365,903

Medical - Wholesale Drug Distribution 0.61%
Sinopharm Group Co., Ltd., H shares	30,000	133,220

Metal Processors & Fabricators 0.57%
Catcher Technology Co., Ltd.	10,000	125,020

Multi-line Insurance 3.28%
Ping An Insurance Group Co of China Ltd., H shares	53,500	722,011

Non - Ferrous Metals 0.06%
Sterling Group Ventures, Inc.	500,000	13,000	*

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Photo Equipment & Supplies 1.04%
Largan Precision Co., Ltd.	2,000	228,301

Power Converters/Supply Equipment 0.44%
Dongfang Electric Corp., Ltd., H shares	51,800	96,483

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Common Stocks (cont’d)

Property/Casualty Insurance 0.57%
Dongbu Insurance Co., Ltd.	2,500	$126,419

Public Thoroughfares 0.75%
Yuexiu Transport Infrastructure Ltd.	230,000	165,444

Real Estate Operating/Development 7.35%
China Overseas Land & Investment Ltd.	62,000	218,247
China Resources Land Ltd.	136,444	441,582
Highwealth Construction Corp.	46,000	109,669
KWG Property Holding Ltd.	154,500	129,995
Longfor Properties Co., Ltd.	139,000	220,886
Sunac China Holdings Ltd.	157,000	171,690
Yuzhou Properties Co., Ltd.	1,261,000	323,983
		1,616,052

Retail - Apparel/Shoe 0.57%
ANTA Sports Products Ltd.	52,000	126,063

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	5

Semiconductor Components - Integrated Circuits 1.23%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,900	270,250

Textile - Apparel 2.00%
Eclat Textile Co., Ltd.	7,000	114,858
Shenzhou International Group Holdings Ltd.	67,000	325,741
		440,599

Transportation - Services 0.89%
Tianjin Port Development Holdings Ltd.	822,000	194,761

Water Treatment Systems 0.52%
CT Environmental Group Ltd.	86,000	114,289

Total Common Stocks (cost $15,804,917)		18,146,320

Exchange-Traded Funds 7.65%

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	8,230	378,662
Direxion Daily FTSE China Bull 3X Shares	6,750	299,430

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2015

	Shares	Value
Exchange-Traded Funds (cont’d)

Direxion Daily CSI 300 China A Share Bull 2X Shares	6,200	$247,380
iShares China Large-Capital ETF	7,200	331,920
iShares MSCI Philippines ETF	2,700	103,950
iShares MSCI Singapore ETF	8,400	105,588
iShares MSCI Thailand Capped ETF	1,400	104,244
Market Vectors Vietnam ETF	6,000	111,840

Total Exchange-Traded Funds (cost $1,640,482)		1,683,014

Contracts
Purchased Call Options 0.11%

Diversified Banking Institutions 0.11%
HSBC Holdings plc, Strike Price 48.00, Expiration Sep. 2015 (cost $96,020)	500	24,000	*

Rights 0.01%

Internet Content - Entertainment 0.01%
Com2uS Corp. (cost $—)	158	1,586	*#@

	Principal
	Amount
Overnight Cash Deposit 9.02%

Wells Fargo Bank NA, 0.03%, maturity 07/01/15 (cost $1,984,046)	$1,984,046	1,984,046

Total Investments 99.27% (cost $19,525,465)		21,838,966
Other assets and liabilities, net 0.73%		160,435

Net Assets 100.0%		$21,999,401

See notes to portfolios of investments and notes to financial statements.

China Region Fund
Portfolio of Investments (unaudited)	June 30, 2015

Country Distribution*
Based on Total Investments	June 30, 2015

*       Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.

See notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments (unaudited)	June 30, 2015

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest and/or principal payments. Rate shown represents the last coupon rate prior to default.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation Bond
RS	Restricted Security (see following)
ZCB	Zero Coupon Bond

@

Security was fair valued at June 30, 2015, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2015, were 0.04% of All American Equity Fund, 2.11% of Holmes Macro Trends Fund, 11.91% of Global Resources Fund, 3.58% of World Precious Minerals Fund, 2.24% of Gold and Precious Metals Fund, 0.16% of Emerging Europe Fund and 1.88% of the China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2015.

Principal amounts are in U.S. dollars unless otherwise noted.

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions the market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market

Notes to Portfolios of Investments (unaudited)	June 30, 2015

participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund’s securities as of June 30, 2015, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$54,061,500	$—	$54,061,500
Overnight Cash Deposit	—	4,190,186	—	4,190,186
Total	$—	$58,251,686	$—	$58,251,686

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$87,215,047	$—	$87,215,047
Overnight Cash Deposit	—	2,147,636	—	2,147,636
Total	$—	$89,362,683	$—	$89,362,683

All American Equity Fund
Investments in Securities*
Common Stocks	$20,600,519	$—	$—	$20,600,519
Rights	—	—	7,659	7,659
Total	$20,600,519	$—	$7,659	$20,608,178

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Coal	$—	$957	$—	$957
Electric - Generation	—	—	264,585	264,585
Energy - Alternate Sources	—	—	43,460	43,460
Real Estate Operating/Development	—	—	359,823	359,823
All Other Common Stocks	44,287,185	—	—	44,287,185
Warrants	—	11	—	11
Gold-Linked Notes	—	—	85,663	85,663
Silver-Linked Notes	—	51,940	—	51,940
Corporate Note	—	—	225,000	225,000
Overnight Cash Deposit	—	1,409,688	—	1,409,688
Total	$44,287,185	$1,462,596	$978,531	$46,728,312

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$754,207	$—	$754,207
Coal	936	468,262	—	469,198
Diversified Minerals	3,464,948	92,655	—	3,557,603
Electric - Generation	—	—	3,690,244	3,690,244
Energy - Alternate Sources	5,802,300	—	1,043,040	6,845,340
Forestry	—	13,241	—	13,241
Gold Mining	6,961,785	—	386	6,962,171
Medical - Hospitals	—	—	—	—
Metal - Copper	4,600,661	—	—	4,600,661
Metal - Diversified	4,602,921	73,965	—	4,676,886
Metal - Iron	5,855	17,214	—	23,069
Mining Services	—	—	339,482	339,482
Natural Resource Technology	—	—	137,351	137,351
Non - Ferrous Metals	—	13,000	—	13,000
Oil - Field Services	691,500	3,064,045	—	3,755,545
Oil Companies - Exploration & Production	31,282,807	210,168	—	31,492,975
Real Estate Operating/Development	—	—	6,279,374	6,279,374
All Other Common Stocks	52,000,332	—	—	52,000,332
Master Limited Partnership	3,124,799	—	—	3,124,799
Warrants:
Diversified Minerals	—	—	—	—
Gold Mining	—	325,784	—	325,784
Metal - Copper	—	—	—	—

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Global Resources Fund (cont’d)
Investments in Securities* (cont’d)
Warrants: (cont’d)
Metal - Iron	$—	$—	$—	$—
Purchased Call Options	—	1,732,965	—	1,732,965
Convertible Bond	—	50,000	—	50,000
Gold-Linked Notes	—	—	1,990,708	1,990,708
Silver-Linked Notes	—	821,363	—	821,363
Corporate Note	—	—	2,700,000	2,700,000
Overnight Cash Deposit	—	3,735,013	—	3,735,013
Total	$112,538,844	$11,371,882	$16,180,585	$140,091,311

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$416,097	$—	$416,097
Capital Pools	146,317	6,275	—	152,592
Coal	—	248,797	—	248,797
Diamonds/Precious Stones	1,669,469	196,713	—	1,866,182
Diversified Minerals	1,029,386	284,914	18,517	1,332,817
Gold Mining	57,654,296	2,728,581	1,306,667	61,689,544
Medical - Hospitals	—	—	—	—
Metal - Copper	18,073	—	—	18,073
Metal - Diversified	9,535,474	239,243	—	9,774,717
Mining Services	124,900	314,811	—	439,711
Oil Companies - Exploration & Production	—	—	—	—
Platinum	588,471	4,309	—	592,780
Precious Metals	3,144,511	2,917,716	—	6,062,227
All Other Common Stocks	2,744,195	—	—	2,744,195
Exchange-Traded Funds	548	—	—	548
Warrants:
Diamonds/Precious Stones	—	3,086	—	3,086
Gold Mining	20,256	1,013,158	—	1,033,414
Metal - Copper	—	—	—	—
Metal - Diversified	—	206,025	—	206,025
Precious Metals	—	240	—	240
Silver Mining	—	—	—	—
Special Warrants	—	—	—	—
Rights	—	19,096	—	19,096
Purchased Call Options	—	428,501	—	428,501
Gold-Linked Notes	—	—	1,348,350	1,348,350
Silver-Linked Notes	—	1,078,613	—	1,078,613
Corporate Notes	—	—	720,000	720,000
Overnight Cash Deposit	—	2,191,381	—	2,191,381
Total	$76,675,896	$12,297,556	$3,393,534	$92,366,986

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Diamonds/Precious Stones	$716,974	$643,759	$—	$1,360,733
Gold Mining	38,355,945	8,860,423	—	47,216,368
Medical - Hospitals	—	—	—	—
Metal - Diversified	2,318,238	674,153	—	2,992,391
Precious Metals	595,000	180,914	—	775,914

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Gold and Precious Metals Fund (cont’d)
Investments in Securities* (cont’d)
Common Stocks: (cont’d)
All Other Common Stocks	$3,039,403	$—	$—	$3,039,403
Exchange-Traded Funds	1,090,218	—	—	1,090,218
Warrants	—	498,680	—	498,680
Purchased Call Options	—	252,098	—	252,098
Gold-Linked Notes	—	—	681,963	681,963
Silver-Linked Notes	—	566,318	—	566,318
Corporate Notes	—	—	755,766	755,766
Overnight Cash Deposit	—	2,808,645	—	2,808,645
Total	$46,115,778	$14,484,990	$1,437,729	$62,038,497

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$1,662,600	$64,408	$—	$1,727,008
Commercial Banks - Non US	1,406,100	10,907,881	—	12,313,981
Computer Services	678,600	692,381	—	1,370,981
Medical - Drugs	1,449,306	1,036,497	—	2,485,803
Oil Companies - Exploration & Production	621,297	—	—	621,297
Oil Companies - Integrated	1,110,830	6,166,718	—	7,277,548
All Other Common Stocks	—	24,898,032	—	24,898,032
Closed-End Investment Company	—	1,212,278	—	1,212,278
Warrants	—	59,881	—	59,881
Purchased Call Options	—	788,750	—	788,750
Corporate Notes	—	—	95,558	95,558
Overnight Cash Deposit	—	5,091,870	—	5,091,870
Total	$6,928,733	$50,918,696	$95,558	$57,942,987

China Region Fund
Investments in Securities*
Common Stocks:
Airlines	$160,474	$108,718	$—	$269,192
Automotive - Cars & Light Trucks	—	—	198,541	198,541
Cellular Telecommunication	733,831	—	—	733,831
Diversified Minerals	15,612	—	—	15,612
Electronic Components - Miscellaneous	505,134	437,842	—	942,976
Entertainment Software	144,865	—	—	144,865
Medical - Biomedical/Gene	107,099	—	—	107,099
Medical - Drugs	—	151,990	213,913	365,903
Semiconductor Components - Integrated Circuits	270,250	—	—	270,250
All Other Common Stocks	—	15,098,051	—	15,098,051
Exchange-Traded Funds	1,683,014	—	—	1,683,014
Purchased Call Options	—	24,000	—	24,000
Rights	—	1,586	—	1,586
Overnight Cash Deposit	—	1,984,046	—	1,984,046
Total	$3,620,279	$17,806,233	$412,454	$21,838,966

* Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

Notes to Portfolios of Investments (unaudited)	June 30, 2015

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2015, through June 30, 2015:

Fund	Transfers From Level 1 to Level 2*		Transfers From Level 2 to Level 1*
Holmes Macro Trends	$957	(1)	$—
Global Resources	464,783	(1)	11,916	(2)
World Precious Minerals	2,867,798	(1)	69,201	(2)
	533,162	(3)	428,110	(4)
Gold and Precious Metals	583,880	(1)	—
Emerging Europe	64,452	(1)	—
China Region	13,000	(1)	160,474	(5)

(1)                                 Securities were valued at the mean between bid and ask quotations at the end of the current period, but at a quoted price at the end of the prior fiscal year.

(2)                                 Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

(3)                                 Securities were valued using a foreign fair value adjustment factor at the end of the current period, but at a quoted price at the end of the prior fiscal year.

(4)                                 Transfer resulted from the expiration of a regulatory hold.

(5)                                 Securities were valued using a quoted price at the end of the period, but using a foreign fair value adjustment factor at the end of the prior fiscal year.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2015, through June 30, 2015:

	Rights	Total

All American Equity Fund
Beginning Balance 12/31/14	$—	$—
Purchases	7,659	7,659
Ending Balance 06/30/15	$7,659	$7,659
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)	$—	$—

	Common Stocks	Gold-Linked Notes	Corporate Notes	Total

Holmes Macro Trends Fund
Beginning Balance 12/31/14	$1,380,287	$—	$237,500	$1,617,787
Sales	(439,838)	—	—	(439,838)
Total realized gain (loss)	(460,162)	—	—	(460,162)
Net change in unrealized appreciation (depreciation)	187,581	—	—	187,581
Pay downs/Maturities	—	—	(12,500)	(12,500)
Transfers into Level 3*	—	85,663	—	85,663
Ending Balance 06/30/15	$667,868	$85,663	$225,000	$978,531
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)	$(68,516)	$—	$—	$(68,516)

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Common Stocks	Gold-Linked Notes	Corporate Notes	Total

Global Resources Fund
Beginning Balance 12/31/14	$16,029,746	$—	$2,850,000	$18,879,746
Sales	(2,394,590)	—	—	(2,394,590)
Total realized gain (loss)	(2,504,762)	—	—	(2,504,762)
Net change in unrealized appreciation (depreciation)	359,483	—	—	359,483
Pay downs/Maturities	—	—	(150,000)	(150,000)
Transfers into Level 3*	—	1,990,708	—	1,990,708
Ending Balance 06/30/15	$11,489,877	$1,990,708	$2,700,000	$16,180,585
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)	$(1,034,295)	$—	$—	$(1,034,295)

	Common Stocks	Warrants	Special Warrants	Gold-Linked Notes	Corporate Notes	Total

World Precious Minerals Fund
Beginning Balance 12/31/14	$1,418,548	$—	$—	$—	$760,000	$2,178,548
Sales	(24,830)	—	—	—	—	(24,830)
Total realized gain (loss)	(353,342)	—	—	—	—	(353,342)
Net change in unrealized appreciation (depreciation)	266,291	—	—	—	—	266,291
Pay downs/Maturities	—	—	—	—	(40,000)	(40,000)
Transfers into Level 3*	18,517	—	—	1,348,350	—	1,366,867
Ending Balance 06/30/15	$1,325,184	$—	$—	$1,348,350	$720,000	$3,393,534
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)	$103,302	$—	$—	$—	$—	$103,302

	Common Stocks	Warrants	Gold-Linked Notes	Corporate Notes	Total

Gold and Precious Metals Fund
Beginning Balance 12/31/14	$—	$—	$—	$770,766	$770,766
Pay downs/Maturities	—	—	—	(15,000)	(15,000)
Transfers into Level 3*	—	—	681,963	—	681,963
Ending Balance 06/30/15	$—	$—	$681,963	$755,766	$1,437,729
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)	$—	$—	$—	$—	$—

				Corporate Notes	Total

Emerging Europe Fund
Beginning Balance 12/31/14				$—	$—
Transfers into Level 3*				95,558	95,558
Ending Balance 06/30/15				$95,558	$95,558
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)				$—	$—

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Common Stocks	Total

China Region Fund
Beginning Balance 12/31/14	$—	$—
Transfers into Level 3*	412,454	412,454
Ending Balance 06/30/15	$412,454	$412,454
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/15(1)	$—	$—

*                           The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)                   The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2015.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at year-end are as follows:

	Fair Value at 06/30/15	Valuation Technique(s)		Unobservable Input	Range (Weighted Average)

All American Equity Fund
Investments in Securities Rights	$7,659	Market Transaction	(1)	Discount	0%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	43,460	Market Transaction	(1)	Discount	57%-100% discount (58% discount)
Common Stocks	624,408	Method of Comparables Pricing	(2)	Multiples	1.9-35.6 (7.9)
Gold-Linked Notes	85,663	Market Transaction	(1)	Discount	65%-78% discount (77% discount)
Corporate Notes	225,000	Market Transaction	(1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	1,520,259	Market Transaction	(1)	Discount	0%-100% discount (58% discount)
Common Stocks	9,969,618	Method of Comparables Pricing	(2)	Multiples	1.9-35.6 (7.7)
Gold-Linked Notes	1,990,708	Market Transaction	(1)	Discount	64%-78% discount (77% discount)
Corporate Notes	2,700,000	Market Transaction	(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	1,325,184	Market Transaction	(1)	Discount	0%-100% discount (67% discount)
Warrants	—	Market Transaction	(1)	Discount	0%-100% discount (100% discount)
Special Warrants	—	Market Transaction	(1)	Discount	100%
Gold-Linked Notes	1,348,350	Market Transaction	(1)	Discount	64%-78% discount (77% discount)
Corporate Notes	720,000	Market Transaction	(1)	Discount	0%

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Fair Value at 06/30/15	Valuation Technique(s)		Unobservable Input	Range (Weighted Average)

Gold and Precious Metals Fund
Investments in Securities Common Stocks	$—	Market Transaction	(1)	Discount	100%
Warrants	—	Market Transaction	(1)	Discount	100%
Gold-Linked Notes	681,963	Market Transaction	(1)	Discount	65%-78% discount (77% discount)
Corporate Notes	755,766	Market Transaction	(1)	Discount	0%

Emerging Europe Fund
Investments in Securities Corporate Note	95,558	Market Transaction	(1)	Discount	93%

China Region Fund
Investments in Securities Common Stocks	412,454	Market Transaction	(1)	Discount	0%

(1)                   Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2)                   The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2015.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2014	Additions	Reductions	June 30, 2015

Agriterra Ltd.	69,849,776	—	—	69,849,776
Atlas Development & Support Services Ltd.	67,534,983	—	(3,644,000)	63,890,983
Pacific Coal Resources Ltd.	4,362,314	—	—	4,362,314
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000
Pacific Stone Tech, Inc.	22,659	—	(22,659)	—	(a)
Sunridge Gold Corp.	10,933,788	—	—	10,933,788
Sunridge Gold Corp., Warrants	6,333,788	—	—	6,333,788

At June 30, 2015, the value of investments in affiliated companies was $6,668,574, representing 4.91% of net assets, and the total cost was $42,227,170. Net realized losses on transactions were $2,587,163, and there was no income earned for the period.

Notes to Portfolios of Investments (unaudited)	June 30, 2015

	Shares/Par of Holdings in Affiliated Companies
World Precious Minerals Fund	December 31, 2014	Additions	Reductions	June 30, 2015
Argent Minerals Ltd.	7,100,000	10,000,000	—	17,100,000
Candente Gold Corp.	5,640,000	—	(765,000)	4,875,000
Canyon Resources Ltd.	10,006,593	—	—	10,006,593
Canyon Resources Ltd., Warrants	6,168,864	—	—	6,168,864
CB Gold, Inc.	8,562,858	—	(62,858)	8,500,000
Gran Colombia Gold Corp.	1,224,762	287	(226,900)	998,149	(a)
Gran Colombia Gold Corp., Warrants	154,700	—	—	154,700	(a)
Gran Colombia Gold Corp., Gold-Linked Notes	$6,060,000	—	—	$6,060,000	(a)
Gran Colombia Gold Corp., Silver-Linked Notes	$8,805,000	—	—	$8,805,000	(a)
Mammoth Resources Corp.	3,641,800	—	(2,823,800)	818,000	(a)
Mineral Mountain Resources Ltd.	11,000,000	—	(1,000,000)	10,000,000
Mineral Mountain Resources Ltd., Warrants	3,500,000	—	—	3,500,000
Orex Minerals, Inc.	8,614,500	797,000	—	9,411,500
Orex Minerals, Inc., Warrants	1,850,000	—	—	1,850,000
Skeena Resources Ltd.	10,088,000	—	(1,904,000)	8,184,000	(a)
Skeena Resources Ltd., Warrants	10,000,000	—	—	10,000,000	(a)
Source Exploration Corp.	—	5,000,000	(25,000)	4,975,000
Source Exploration Corp., Warrants	—	2,500,000	—	2,500,000
TriStar Gold, Inc.	8,100,000	8,000,000	(100,000)	16,000,000
Zandor Capital, S.A., Corporate Note (b)	—	$600,000	$(600,000)	—	(a)

At June 30, 2015, the value of investments in affiliated companies was $5,377,744, representing 5.66% of net assets, and the total cost was $10,368,815. Net realized losses on transactions were $7,473,174, and interest income of $262,478 was earned for the period.

(a) At June 30, 2015, the company is no longer defined as an affiliate, although it was an affiliated company during the year.

(b) Zandor Capital, S.A. is a subsidiary of Gran Colombia Gold Corp.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of June 30, 2015, the total cost of restricted securities was $775,000, and the total value was $892,868, representing 1.93% of net assets.

Notes to Portfolios of Investments (unaudited)	June 30, 2015

Global Resources Fund	Acquisition Date	Cost per Share/Unit
I-Pulse, Inc.	10/04/07	$1.88
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of June 30, 2015, the total cost of restricted securities was $12,899,324, and the total value was $13,850,009, representing 10.20% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Algold Resources Ltd., Warrants	06/09/15	$0.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pinecrest Resources Ltd.	12/18/14	$0.16
Taurus Gold Ltd.	05/31/11-05/29/13	$1.17
Western Exploration & Development Ltd., 144A, Special Warrants	08/04/97	$0.50

As of June 30, 2015, the total cost of restricted securities was $3,899,508, and the total value was $2,021,469, representing 2.13% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Pacific Coal Resources Ltd., Corporate Note (June 2015)	12/15/14	$100.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of June 30, 2015, the total cost of restricted securities was $755,766, and the total value was $755,766, representing 1.18% of net assets.

Statements of Assets and Liabilities (unaudited)

U.S. Government Securities Ultra-Short Bond Fund

Investments, at identified cost	$58,081,878

Assets
Investments, at value:
Securities	$58,251,686
Cash	—
Receivables:
Dividends and interest	100,050
Capital shares sold	25,687
From adviser	192
Other assets	19,980
Total Assets	58,397,595

Liabilities
Payables:
Capital shares redeemed	3,794
Adviser and affiliates	—
Investments purchased	—
Dividends and distributions	13,786
Accounts payable and accrued expenses	48,212
Total Liabilities	65,792

Net Assets	$58,331,803

Net Assets Consist of:
Paid-in-capital	$58,156,356
Accumulated undistributed net investment income (distributions in excess of net investment income) /accumulated net investment loss	40
Accumulated net realized gains (losses) from investment transactions and other assets and liabilities denominated in foreign currencies	5,599
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies	169,808
Net assets applicable to capital shares outstanding	$58,331,803

By share class

Net Assets
Investor Class	$58,331,803

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	29,094,671

Net Asset Value, Public Offering Price, Redemption Price, per share
Investor Class	$2.00

*Redemption price per share may vary depending on length of time shares are held. See Note 1 H.

See accompanying notes to financial statements.

June 30, 2015

	Near-Term Tax Free Fund	All American Equity Fund		Holmes Macro Trends Fund

Investments, at identified cost	$88,500,482	$20,328,961		$42,052,432

Assets
Investments, at value:
Securities	$89,362,683	$20,608,178		$46,728,312
Cash	—	408,975		—
Receivables:
Dividends and interest	1,007,890	28,408		17,116
Capital shares sold	141,892	2,021		2,242
From adviser	—	—		—
Other assets	24,567	16,167		18,838
Total Assets	90,537,032	21,063,749		46,766,508

Liabilities
Payables:
Capital shares redeemed	106,386	13,534		—
Adviser and affiliates	3,171	16,686		43,827
Investments purchased	—	—		299,892
Dividends and distributions	132,495	—		—
Accounts payable and accrued expenses	43,727	33,138		49,684
Total Liabilities	285,779	63,358		393,403

Net Assets	$90,251,253	$21,000,391		$46,373,105

Net Assets Consist of:
Paid-in-capital	$89,756,966	$18,728,497		$39,084,205
Accumulated undistributed net investment income (distributions in excess of net investment income) /accumulated net investment loss	(8)	94,949		(4,911)
Accumulated net realized gains (losses) from investment transactions and other assets and liabilities denominated in foreign currencies	(367,906)	1,897,728		2,617,931
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies	862,201	279,217		4,675,880
Net assets applicable to capital shares outstanding	$90,251,253	$21,000,391		$46,373,105

By share class

Net Assets
Investor Class	$90,251,253	$21,000,391		$46,373,105

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	40,323,536	757,724		2,185,597

Net Asset Value, Public Offering Price, Redemption Price, per share
Investor Class	$2.24	$27.72	*	$21.22	*

Statements of Assets and Liabilities (unaudited)

Global Resources Fund

Investments, at identified cost	$241,996,801

Assets
Investments, at value:
Securities of unaffiliated issuers	$133,422,737
Securities of affiliated issuers	6,668,574
Foreign currencies (Cost $33,911, $128,441, $6,930, $293,936 and $109,980)	33,930
Unrealized gain on forward foreign currency contracts	—
Receivables:
Investments sold	7,941,193
Dividends and interest	152,245
Capital shares sold	32,433
Other assets	64,069
Total Assets	148,315,181

Liabilities
Unrealized loss on forward foreign currency contracts	—
Payables:
Capital shares redeemed	1,422,835
Adviser and affiliates	104,324
Investments purchased	10,780,213
Accounts payable and accrued expenses	191,362
Total Liabilities	12,498,734
Net Assets	$135,816,447

Net Assets Consist of:
Paid-in-capital	$662,204,247
Accumulated undistributed net investment income/accumulated net investment loss	1,510,705
Accumulated net realized losses from investment transactions and other assets and liabilities denominated in foreign currencies	(426,003,092)
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies	(101,895,413)
Net assets applicable to capital shares outstanding	$135,816,447

By share class

Net Assets
Investor Class	$125,966,941
Institutional Class	9,849,506

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	22,866,680
Institutional Class	1,781,260

Net Asset Value, Public Offering Price, Redemption Price, per share*
Investor Class	$5.51
Institutional Class	5.53

* Redemption price per share may vary depending on length of time shares are held. See Note 1 H.

See accompanying notes to financial statements.

June 30, 2015

	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund

Investments, at identified cost	$204,178,082	$86,505,325	$65,098,211	$19,525,465

Assets
Investments, at value:
Securities of unaffiliated issuers	$83,871,681	$62,038,497	$57,942,987	$21,838,966
Securities of affiliated issuers	8,495,305	—	—	—
Foreign currencies (Cost $33,911, $128,441, $6,930, $293,936 and $109,980)	128,318	6,839	291,980	109,951
Unrealized gain on forward foreign currency contracts	207,077	138,051	—	—
Receivables:
Investments sold	2,437,741	1,673,194	414,929	242,268
Dividends and interest	44,687	28,947	151,253	261,766
Capital shares sold	8,920	331,955	29,122	1,266
Other assets	48,194	34,265	27,135	18,326
Total Assets	95,241,923	64,251,748	58,857,406	22,472,543

Liabilities
Unrealized loss on forward foreign currency contracts	—	—	183,646	—
Payables:
Capital shares redeemed	22,388	5,350	25,644	5,907
Adviser and affiliates	78,454	70,416	81,187	25,110
Investments purchased	6,724	6,046	245,773	384,540
Accounts payable and accrued expenses	147,179	102,659	96,736	57,585
Total Liabilities	254,745	184,471	632,986	473,142
Net Assets	$94,987,178	$64,067,277	$58,224,420	$21,999,401

Net Assets Consist of:
Paid-in-capital	$500,514,474	$177,002,615	$383,874,716	$36,638,419
Accumulated undistributed net investment income/accumulated net investment loss	(3,054,799)	(1,500,510)	397,009	281,980
Accumulated net realized losses from investment transactions and other assets and liabilities denominated in foreign currencies	(290,867,784)	(87,105,870)	(318,695,901)	(17,234,507)
Net unrealized appreciation (depreciation) of investments and other assets and liabilities denominated in foreign currencies	(111,604,713)	(24,328,958)	(7,351,404)	2,313,509
Net assets applicable to capital shares outstanding	$94,987,178	$64,067,277	$58,224,420	$21,999,401

By share class

Net Assets
Investor Class	$94,855,692	$64,067,277	$58,224,420	$21,999,401
Institutional Class	131,486	—	—	—

Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class	20,865,340	11,668,602	9,527,045	2,388,113
Institutional Class	28,744	—	—	—

Net Asset Value, Public Offering Price, Redemption Price, per share*
Investor Class	$4.55	$5.49	$6.11	$9.21
Institutional Class	4.57	—	—	—

Statements of Operations (unaudited)

U.S. Government Securities Ultra-Short Bond Fund

Net Investment Income
Income
Dividends from unaffiliated issuers	$—
Foreign tax withheld on dividends	—
Net dividends	—
Interest and other	214,032
Total income	214,032

Expenses:
Management fee	152,281
Administrative services fee	33,928
Accounting service fees and expenses	39,544
Distribution plan fee	—
Transfer agent fees and expenses	31,849
Professional fees	25,799
Custodian fees	6,528
Shareholder reporting expenses	6,904
Registration fees	9,381
Trustee fees and expenses	13,694
Miscellaneous expenses	16,803
Total expenses before reductions	336,711
Expenses offset - Note 1 G	—
Expenses reimbursed - Note 3	(202,641)
Net expenses	134,070

Net Investment Income (Loss)	79,962

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	5,413
Foreign currency transactions	—
Net realized gain (loss)	5,413
Net change in unrealized appreciation (depreciation) of:
Investments	92,270
Net unrealized appreciation (depreciation)	92,270

Net Realized and Unrealized Gain (Loss) on Investments	97,683

Net Increase (Decrease) In Net Assets Resulting From Operations	$177,645

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2015

	Near-Term Tax Free Fund	All American Equity Fund	Holmes Macro Trends Fund

Net Investment Income
Income
Dividends from unaffiliated issuers	$—	$275,704	$303,660
Foreign tax withheld on dividends	—	—	(2,446)
Net dividends	—	275,704	301,214
Interest and other	958,603	15,939	63,106
Total income	958,603	291,643	364,320

Expenses:
Management fee	229,398	58,188	168,460
Administrative services fee	49,354	14,304	26,470
Accounting service fees and expenses	71,138	14,148	30,007
Distribution plan fee	—	27,082	57,498
Transfer agent fees and expenses	39,143	21,910	31,355
Professional fees	32,700	22,079	30,486
Custodian fees	6,300	4,260	7,688
Shareholder reporting expenses	4,444	4,628	6,097
Registration fees	14,131	8,089	10,207
Trustee fees and expenses	13,694	13,694	13,694
Miscellaneous expenses	12,322	8,372	16,496
Total expenses before reductions	472,624	196,754	398,458
Expenses offset - Note 1 G	(1,368)	(60)	(247)
Expenses reimbursed - Note 3	(264,823)	—	—
Net expenses	206,433	196,694	398,211

Net Investment Income (Loss)	752,170	94,949	(33,891)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	4,677	(246,514)	1,553,612
Foreign currency transactions	—	—	75
Net realized gain (loss)	4,677	(246,514)	1,553,687
Net change in unrealized appreciation (depreciation) of:
Investments	(586,135)	75,962	646,449
Net unrealized appreciation (depreciation)	(586,135)	75,962	646,449

Net Realized and Unrealized Gain (Loss) on Investments	(581,458)	(170,552)	2,200,136

Net Increase (Decrease) In Net Assets Resulting From Operations	$170,712	$(75,603)	$2,166,245

Statements of Operations (unaudited)

Global Resources Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$2,789,071
Foreign tax withheld on dividends	(113,800)
Net dividends	2,675,271
Interest and other	537,180
Interest from affiliated issuers	—
Total income	3,212,451

Expenses:
Management fee	414,891
Administrative services fee	42,795
Administrative services fee - Investor Class	37,013
Administrative services fee - Institutional Class	2,310
Accounting service fees and expenses	105,843
Distribution plan fee	185,069
Transfer agent fees and expenses	—
Transfer agent fees and expenses - Investor Class	166,833
Transfer agent fees and expenses - Institutional Class	13,764
Professional fees	57,984
Custodian fees	56,597
Shareholder reporting expenses	—
Shareholder reporting expenses - Investor Class	35,074
Shareholder reporting expenses - Institutional Class	5,466
Registration fees	4,447
Registration fees - Investor Class	7,209
Registration fees - Institutional Class	4,434
Trustee fees and expenses	13,694
Miscellaneous expenses	55,627
Total expenses before reductions	1,209,050
Expenses offset - Note 1 G	(721)
Expenses reimbursed - Note 3	(73,442)
Net expenses	1,134,887

Net Investment Income (Loss)	2,077,564

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	(44,571,146)
Securities from affiliated issuers	(2,587,163)
Foreign currency transactions	8,651
Net realized gain (loss)	(47,149,658)
Net change in unrealized appreciation (depreciation) of:
Investments	14,598,835
Other assets and liabilities denominated in foreign currencies	(4,222)
Net unrealized appreciation (depreciation)	14,594,613

Net Realized and Unrealized Gain (Loss) on Investments	(32,555,045)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(30,477,481)

See accompanying notes to financial statements.

For the Six Months Ended June 30, 2015

	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Net Investment Income

Income
Dividends from unaffiliated issuers	$145,618	$199,711	$1,520,021	$445,601
Foreign tax withheld on dividends	(19,775)	(17,948)	(209,777)	(34,242)
Net dividends	125,843	181,763	1,310,244	411,359
Interest and other	47,623	191,895	—	—
Interest from affiliated issuers	262,478	—	—	—
Total income	435,944	373,658	1,310,244	411,359

Expenses:
Management fee	374,787	284,495	443,695	113,291
Administrative services fee	28,953	36,995	35,921	14,400
Administrative services fee - Investor Class	25,453	—	—	—
Administrative services fee - Institutional Class	29	—	—	—
Accounting service fees and expenses	71,739	45,272	48,349	22,203
Distribution plan fee	127,265	83,810	81,124	27,323
Transfer agent fees and expenses	—	61,544	76,159	25,614
Transfer agent fees and expenses - Investor Class	99,432	—	—	—
Transfer agent fees and expenses - Institutional Class	6,135	—	—	—
Professional fees	46,350	34,627	33,445	27,655
Custodian fees	45,393	29,515	48,053	24,148
Shareholder reporting expenses	—	17,441	18,637	6,244
Shareholder reporting expenses - Investor Class	24,524	—	—	—
Shareholder reporting expenses - Institutional Class	1,350	—	—	—
Registration fees	2,791	9,878	8,018	6,428
Registration fees - Investor Class	8,588	—	—	—
Registration fees - Institutional Class	2,427	—	—	—
Trustee fees and expenses	13,694	13,694	13,694	13,694
Miscellaneous expenses	39,434	30,119	23,582	12,347
Total expenses before reductions	918,344	647,390	830,677	293,347
Expenses offset - Note 1 G	(791)	(767)	(360)	(112)
Expenses reimbursed - Note 3	(84,167)	(28,940)	—	(37,894)
Net expenses	833,386	617,683	830,317	255,341

Net Investment Income (Loss)	(397,442)	(244,025)	479,927	156,018

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers	(19,091,879)	(12,092,219)	(7,115,989)	1,144,929
Securities from affiliated issuers	(7,473,174)	—	—	—
Foreign currency transactions	(1,169,892)	(547,030)	(18,164)	(4,570)
Net realized gain (loss)	(27,734,945)	(12,639,249)	(7,134,153)	1,140,359
Net change in unrealized appreciation (depreciation) of:
Investments	23,599,570	16,835,831	2,492,696	1,207,700
Other assets and liabilities denominated in foreign currencies	206,389	137,884	(181,613)	(411)
Net unrealized appreciation (depreciation)	23,805,959	16,973,715	2,311,083	1,207,289

Net Realized and Unrealized Gain (Loss) on Investments	(3,928,986)	4,334,466	(4,823,070)	2,347,648

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,326,428)	$4,090,441	$(4,343,143)	$2,503,666

Statements of Changes in Net Assets

	U.S. Government Securities Ultra-Short Bond Fund
	Six Months Ended	Year Ended
	June 30, 2015 (unaudited)	December 31, 2014
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$79,962	$244,055
Net realized gains (losses)	5,413	193
Net unrealized appreciation (depreciation)	92,270	157,029
Net increase (decrease) in net assets from operations	177,645	401,277

Distributions to shareholders:
From net investment income
Investor Class	(79,922)	(246,094)
From net realized gains
Investor Class	—	—
Total distributions to shareholders	(79,922)	(246,094)

From capital share transactions:
Proceeds from shares sold
Investor Class	2,062,323	4,512,617
Distributions reinvested
Investor Class	61,686	192,302
Proceeds from short-term trading fees
Investor Class	—	—
	2,124,009	4,704,919
Cost of shares redeemed
Investor Class	(7,910,118)	(16,066,999)
Net increase (decrease) in net assets from capital share transactions	(5,786,109)	(11,362,080)

Net Increase (Decrease) in Net Assets	(5,688,386)	(11,206,897)

Net Assets
Beginning of year	64,020,189	75,227,086

End of period	$58,331,803	$64,020,189

Accumulated undistributed net investment income (distributions in excess of net investment income), end of period	$40	$—

Capital Share Activity
Investor Class:
Shares sold	1,028,065	2,253,880
Shares reinvested	30,735	96,087
Shares redeemed	(3,943,056)	(8,024,578)
Net share activity	(2,884,256)	(5,674,611)

See accompanying notes to financial statements.

June 30, 2015

	Near-Term Tax Free Fund		All American Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$752,170	$1,421,238	$94,949	$(126,354)
Net realized gains (losses)	4,677	(9,951)	(246,514)	4,958,378
Net unrealized appreciation (depreciation)	(586,135)	622,619	75,962	(4,371,450)
Net increase (decrease) in net assets from operations	170,712	2,033,906	(75,603)	460,574

Distributions to shareholders:
From net investment income
Investor Class	(752,178)	(1,435,770)	—	—
From net realized gains
Investor Class	—	—	—	(3,451,336)
Total distributions to shareholders	(752,178)	(1,435,770)	—	(3,451,336)

From capital share transactions:
Proceeds from shares sold
Investor Class	37,031,151	45,225,356	1,490,044	3,388,992
Distributions reinvested
Investor Class	606,820	1,175,524	61	3,284,819
Proceeds from short-term trading fees
Investor Class	—	—	38	50
	37,637,971	46,400,880	1,490,143	6,673,861
Cost of shares redeemed
Investor Class	(36,400,626)	(19,287,158)	(2,349,754)	(5,135,517)
Net increase (decrease) in net assets from capital share transactions	1,237,345	27,113,722	(859,611)	1,538,344

Net Increase (Decrease) in Net Assets	655,879	27,711,858	(935,214)	(1,452,418)

Net Assets
Beginning of year	89,595,374	61,883,516	21,935,605	23,388,023

End of period	$90,251,253	$89,595,374	$21,000,391	$21,935,605

Accumulated undistributed net investment income (distributions in excess of net investment income), end of period	$(8)	$—	$94,949	$—

Capital Share Activity
Investor Class:
Shares sold	16,451,290	20,041,597	53,197	104,908
Shares reinvested	269,943	522,037	2	116,731
Shares redeemed	(16,195,589)	(8,568,071)	(83,298)	(160,673)
Net share activity	525,644	11,995,563	(30,099)	60,966

Statements of Changes in Net Assets

	Holmes Macro Trends Fund
	Six Months Ended	Year Ended
	June 30, 2015 (unaudited)	December 31, 2014
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$(33,891)	$(602,956)
Net realized gains (losses)	1,553,687	4,824,855
Net unrealized appreciation (depreciation)	646,449	(7,727,457)
Net increase (decrease) in net assets from operations	2,166,245	(3,505,558)

Distributions to shareholders:
From net realized gains
Investor Class	—	(4,895,166)
Total distributions to shareholders	—	(4,895,166)

From capital share transactions:
Proceeds from shares sold
Investor Class	1,413,729	2,829,629
Institutional Class	—	—
Distributions reinvested
Investor Class	—	4,645,006
Proceeds from short-term trading fees
Investor Class	66	110
	1,413,795	7,474,745
Cost of shares redeemed
Investor Class	(3,457,015)	(8,749,961)
Institutional Class	—	—
Net decrease in net assets from capital share transactions	(2,043,220)	(1,275,216)

Net Increase (Decrease) in Net Assets	123,025	(9,675,940)

Net Assets
Beginning of year	46,250,080	55,926,020

End of period	$46,373,105	$46,250,080

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss, end of period	$(4,911)	$29,980

Capital Share Activity
Investor Class:
Shares sold	67,678	119,782
Shares reinvested	—	228,368
Shares redeemed	(166,111)	(370,933)
Net share activity	(98,433)	(22,783)

Institutional Class:
Shares sold	—	—
Shares redeemed	—	—
Net share activity	—	—

See accompanying notes to financial statements.

June 30, 2015

	Global Resources Fund		World Precious Minerals Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$2,077,564	$1,524,440	$(397,442)	$(1,310,476)
Net realized gains (losses)	(47,149,658)	(22,394,012)	(27,734,945)	(41,777,706)
Net unrealized appreciation (depreciation)	14,594,613	(58,501,902)	23,805,959	23,715,203
Net increase (decrease) in net assets from operations	(30,477,481)	(79,371,474)	(4,326,428)	(19,372,979)

Distributions to shareholders:
From net realized gains
Investor Class	—	—	—	—
Total distributions to shareholders	—	—	—	—

From capital share transactions:
Proceeds from shares sold
Investor Class	5,669,674	15,810,878	9,692,034	32,514,206
Institutional Class	5,686,992	13,601,289	—	329,728
Distributions reinvested
Investor Class	—	—	—	—
Proceeds from short-term trading fees
Investor Class	29	3	35	1,107
	11,356,695	29,412,170	9,692,069	32,845,041
Cost of shares redeemed
Investor Class	(23,759,618)	(96,715,552)	(13,928,207)	(43,496,939)
Institutional Class	(2,708,686)	(49,361,941)	(16,584)	(4,133,556)
Net decrease in net assets from capital share transactions	(15,111,609)	(116,665,323)	(4,252,722)	(14,785,454)

Net Increase (Decrease) in Net Assets	(45,589,090)	(196,036,797)	(8,579,150)	(34,158,433)

Net Assets
Beginning of year	181,405,537	377,442,334	103,566,328	137,724,761

End of period	$135,816,447	$181,405,537	$94,987,178	$103,566,328

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss, end of period	$1,510,705	$(566,859)	$(3,054,799)	$(2,657,357)

Capital Share Activity
Investor Class:
Shares sold	913,639	1,771,672	2,020,748	5,169,068
Shares reinvested	—	—	—	—
Shares redeemed	(3,788,152)	(10,892,243)	(2,911,737)	(6,972,038)
Net share activity	(2,874,513)	(9,120,571)	(890,989)	(1,802,970)

Institutional Class:
Shares sold	902,924	1,541,347	—	47,824
Shares redeemed	(580,340)	(5,576,888)	(3,453)	(655,506)
Net share activity	322,584	(4,035,541)	(3,453)	(607,682)

Statements of Changes in Net Assets

	Gold and Precious Metals Fund
	Six Months Ended	Year Ended
	June 30, 2015 (unaudited)	December 31, 2014
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$(244,025)	$(562,983)
Net realized gains (losses)	(12,639,249)	(16,260,231)
Net unrealized appreciation (depreciation)	16,973,715	6,591,222
Net increase (decrease) in net assets from operations	4,090,441	(10,231,992)

Distributions to shareholders:
From net investment income
Investor Class	—	—
Total distributions to shareholders	—	—

From capital share transactions:
Proceeds from shares sold
Investor Class	8,246,021	30,616,079
Distributions reinvested
Investor Class	—	—
Proceeds from short-term trading fees
Investor Class	83	1,241
Cost of shares redeemed	8,246,104	30,617,320
Investor Class	(11,046,186)	(32,235,266)

Net decrease in net assets from capital share transactions	(2,800,082)	(1,617,946)

Net Increase (Decrease) in Net Assets	1,290,359	(11,849,938)

Net Assets
Beginning of year	62,776,918	74,626,856

End of period	$64,067,277	$62,776,918

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss, end of period	$(1,500,510)	$(1,256,485)

Capital Share Activity
Investor Class:
Shares sold	1,465,718	4,547,671
Shares reinvested	—	—
Shares redeemed	(1,954,736)	(4,828,108)
Net share activity	(489,018)	(280,437)

See accompanying notes to financial statements.

June 30, 2015

	Emerging Europe Fund		China Region Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
Increase (Decrease) in Net Assets

From operations:
Net investment income (loss)	$479,927	$215,408	$156,018	$18,029
Net realized gains (losses)	(7,134,153)	1,129,655	1,140,359	3,460,252
Net unrealized appreciation (depreciation)	2,311,083	(25,688,600)	1,207,289	(3,790,675)
Net increase (decrease) in net assets from operations	(4,343,143)	(24,343,537)	2,503,666	(312,394)

Distributions to shareholders:
From net investment income
Investor Class	—	(2,243,528)	—	—
Total distributions to shareholders	—	(2,243,528)	—	—

From capital share transactions:
Proceeds from shares sold
Investor Class	2,410,009	6,672,598	1,991,377	1,378,719
Distributions reinvested
Investor Class	—	2,048,780	—	—
Proceeds from short-term trading fees
Investor Class	28	3	20	39
Cost of shares redeemed	2,410,037	8,721,381	1,991,397	1,378,758
Investor Class	(8,908,345)	(35,638,573)	(3,503,650)	(6,444,792)

Net decrease in net assets from capital share transactions	(6,498,308)	(26,917,192)	(1,512,253)	(5,066,034)

Net Increase (Decrease) in Net Assets	(10,841,451)	(53,504,257)	991,413	(5,378,428)

Net Assets
Beginning of year	69,065,871	122,570,128	21,007,988	26,386,416

End of period	$58,224,420	$69,065,871	$21,999,401	$21,007,988

Accumulated undistributed net investment income (distributions in excess of net investment income)/accumulated net investment loss, end of period	$397,009	$(82,918)	$281,980	$125,962

Capital Share Activity
Investor Class:
Shares sold	363,248	857,860	211,396	170,915
Shares reinvested	—	310,418	—	—
Shares redeemed	(1,367,084)	(4,539,463)	(386,709)	(795,193)
Net share activity	(1,003,836)	(3,371,185)	(175,313)	(624,278)

Notes to Financial Statements (unaudited)	June 30, 2015

Note 1: Organization and Significant Accounting Policies

U.S. Global Investors Funds (Trust), consisting of the nine separate funds (Funds) included in this report, is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and follows the specialized accounting and reporting guidance in FASB Accounting Standards Codification 946. All funds are diversified with the exception of Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region. A nondiversified fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A. Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

B. Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and

Notes to Financial Statements (unaudited)	June 30, 2015

disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

C. Security Transactions and Investment Income

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has confirmed the ex-dividend date. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

D. Foreign Currency Transactions

Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

E. Federal Income Taxes

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no

Notes to Financial Statements (unaudited)	June 30, 2015

provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2014 tax returns. The Funds’ 2011, 2012, 2013 and 2014 tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.

F. Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the Near-Term Tax Free Fund accrue and pay dividends monthly. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses.

G. Expenses

Fund specific expenses are allocated to that Fund and pro rata across share classes. Expenses that are not fund specific are allocated among Funds and pro rata across share classes. Class specific expenses (including, but not limited to, distribution plan fees, if any, a portion of the administrative services fees, transfer agency fees and expenses, shareholder reporting expenses and certain legal and registration fees) are allocated to the class that incurs such expense. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.

Notes to Financial Statements (unaudited)	June 30, 2015

H. Short-Term Trading (Redemption) Fees

Short-term trading (redemption) fees are assessed on the All American, Homes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds (Equity Funds). These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital. The fee for each of the Equity Funds is 0.05% of the amount redeemed on shares held seven days or less.

I. Use of Estimates in Financial Statement Preparation

The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (GAAP). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. Subsequent Events Evaluation

Management has evaluated subsequent events after the balance sheet date of June 30, 2015, through the date that the financial statements were issued and determined that there were no events or transactions that would require adjustments to or disclosure in the financial statements.

Note 2: Financial Derivative Instruments

A. Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options

Notes to Financial Statements (unaudited)	June 30, 2015

which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of June 30, 2015, there were no securities held in escrow by the custodian as cover for call options written.

During the six months ended June 30, 2015, there were no transactions in written call options.

B. Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities on a gross basis as the Funds do not have master netting agreements with the counterparties of the forward foreign currency contracts. Realized and unrealized gains and losses are

Notes to Financial Statements (unaudited)	June 30, 2015

included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts as of June 30, 2015, were as follows:

Fund Contract	Currency to Deliver		Currency to Receive		Settlement Date	Value	Unrealized Appreciation (Depreciation)
World Precious Minerals	CAD	24,750,000	USD	20,015,365	7/29/2015	$20,222,442	$207,077
Gold and Precious Metals	CAD	16,500,000	USD	13,343,577	7/29/2015	13,481,628	138,051
Emerging Europe	TRY	18,000,000	USD	6,509,240	7/13/2015	6,325,594	(183,646)

C. Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2015:

Location	Global Resources Fund	World Precious Minerals Fund	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Asset derivatives
Investments, at value Purchased options	$1,732,965	$428,501	$252,098	$788,750	$24,000
Unrealized gain on forward foreign currency contracts	—	207,077	138,051	—	—
Liability derivatives
Unrealized loss on forward foreign currency contracts	—	—	—	(183,646)	—
Total	$1,732,965	$635,578	$390,149	$605,104	$24,000

The following is a summary of the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2015:

Location	Holmes Macro Trends Fund	Global Resources Fund	World Precious Minerals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities Purchased options	$(290,652)	$(10,029,827)	$(3,360,031)
Net realized gain (loss) from foreign currency transactions Foreign exchange contracts	—	—	(92,125)
	(290,652)	(10,029,827)	(3,452,156)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments Purchased options	—	2,488,588	2,607,442
	—	2,488,588	2,607,442
Total	$(290,652)	$(7,541,239)	$(844,714)

Notes to Financial Statements (unaudited)	June 30, 2015

Location	Gold and Precious Metals Fund	Emerging Europe Fund	China Region Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options	$(2,561,566)	$896,232	$(76,697)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts	(59,599)	31,742	(393)
	(2,621,165)	927,974	(77,090)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options	2,129,250	(222,965)	3,777
	2,129,250	(222,965)	3,777
Total	$(491,915)	$705,009	$(73,313)

The average notional amounts of purchased options and forward currency contracts outstanding during the six months ended June 30, 2015, were approximately as follows:

Fund	Purchased Options	Forward Currency Contracts
Holmes Macro Trends	$59,840	$—
Global Resources	3,875,347	—
World Precious Minerals	984,407	7,354,512
Gold and Precious Metals	633,322	4,829,283
Emerging Europe	760,036	3,098,714
China Region	39,200	(56)

Note 3: Investment Advisory and Other Agreements

The Adviser, under an investment advisory agreement with the Trust in effect through October 1, 2015, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

Notes to Financial Statements (unaudited)	June 30, 2015

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

Fund	Annual Percentage of Average Daily Net Assets

U.S. Government Securities Ultra-Short Bond	.50% of the first $250,000,000 and .375% of the excess

Near-Term Tax Free	.50%

All American Equity	.80% of the first $500,000,000 and .75% of the excess

Holmes Macro Trends	1.00%

Global Resources	.95% of the first $500,000,000; .90% of $500,000,001 to $1,000,000,000 and .85% of the excess

World Precious Minerals	1.00% of the first $500,000,000; .95% of $500,000,001 to $1,000,000,000 and .90% of the excess

Gold and Precious Metals	.90% of the first $500,000,000 and .85% of the excess

Emerging Europe	1.25%

China Region	1.25%

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:

Fund	Benchmark Index

All American Equity	S&P 500 Index

Holmes Macro Trends	S&P Composite 1500 Index

Global Resources	S&P Global Natural Resources Index (Net Total Return)(1)

World Precious Minerals	NYSE Arca Gold Miners Index

Gold and Precious Metals	FTSE Gold Mines Index

Emerging Europe	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)

China Region	Hang Seng Composite Index

(1)                   On July 4, 2014, Morgan Stanley discontinued its Morgan Stanley Commodity Related Index (“CRX”), which was the benchmark used by the Global Resources Fund to calculate its performance

Notes to Financial Statements (unaudited)	June 30, 2015

fee adjustment. The Fund replaced the CRX with the S&P Global Natural Resources Index (Net Total Return). Because the Global Resources Fund’s monthly performance fee adjustment is based on a rolling 12-month period, the Fund’s performance will be compared for a period of time to a blend of the CRX and the S&P Global Natural Resources Index (Net Total Return), using the performance of the CRX through June 30, 2014, and the performance of the S&P Global Natural Resources Index (Net Total Return) after June 30, 2014. As each month passes, a month of the CRX performance will roll off and a month of the S&P Global Natural Resources Index (Net Total Return) will be added until the Fund’s performance eventually will be compared exclusively to the S&P Global Natural Resources Index (Net Total Return) for determining the Fund’s monthly performance fee adjustment.

No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.

The Funds’ prospectus and statement of additional information contain additional information about the performance adjustment. The amounts shown as management fees on the Statements of Operations reflects the base fee plus/minus any performance adjustment. During the six months ended June 30, 2015, the Funds recorded performance adjustments as follows:

Fund	Investor Class Performance Fee Adjustment	Institutional Class Performance Fee Adjustment
All American Equity	$(28,476)	N/A
Holmes Macro Trends	(61,538)	N/A
Global Resources	(310,321)	$(32,926)
World Precious Minerals	(134,597)	(405)
Gold and Precious Metals	(17,230)	N/A
Emerging Europe	38,053	N/A
China Region	(23,341)	N/A

Under an administrative services agreement, the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Gold and Precious Metals, Emerging Europe and China Region Funds compensate the Adviser at an annual rate of 0.10% of the average daily net assets of each Fund for administrative services provided, of which half is a fund-level fee and half is a class-level fee. The Global Resources and World Precious Minerals Funds compensate the Adviser at an annual rate of 0.10% of the average daily net assets for the Investor Class and 0.08% of the average daily net assets for the Institutional Class for administrative services provided, of which half is a fund-level fee and half is a class-level fee.

In addition, each fund pays an annual base administrative services fee of $7,000. This is a fund-level fee.

Notes to Financial Statements (unaudited)	June 30, 2015

The Investor Class shares for Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which a subsidiary of the Adviser is paid a fee at an annual rate of 0.25% of the average daily net assets of the Investor Class for sales and promotional services related to the distribution of Investor Class shares. The Institutional Class does not incur distribution plan fees.

The Adviser has voluntarily agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended June 30, 2015, were limited as follows for the Investor Class: U.S. Government Securities Ultra-Short Bond Fund at 0.45%, All American Equity Fund at 2.20%, Holmes Macro Trends Fund at 2.20%, Global Resources, World Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe Fund at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.

The Adviser has contractually limited the total operating expenses of the Near-Term Tax Free Fund at 0.45% on an annualized basis through April 30, 2016.

The Adviser has voluntarily agreed to waive all class specific expenses for the Institutional Class of the Global Resources Fund and the World Precious Minerals Fund. These expense waivers are exclusive of any performance fee adjustments, and the Adviser can modify or terminate this arrangement at any time.

Under an agreement entered into while the U.S. Government Securities Ultra-Short Bond Fund was a money market fund, the Adviser had voluntarily agreed to waive fees and/or reimburse the Fund to the extent necessary to maintain the yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the Fund’s yield to fall below the Minimum Yield. At June 30, 2015, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows: $509,874 (expires 12/31/2015) and $498,342 (expires 12/31/2016).

U.S. Bancorp Fund Services, LLC is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.

Pursuant to a Shareholder Services Plan, each fund pays to the Adviser a monthly fee up to an annual rate of 0.20% of the value of shares of the fund held in accounts at broker-dealers, banks, trust companies and similar institutions providing administrative services and transfer agent functions to beneficial shareowners. The fee is

Notes to Financial Statements (unaudited)	June 30, 2015

paid to the Adviser to help offset charges from those institutions and is included in transfer agent fees in the Statement of Operations.

The Adviser was reimbursed for services of the Funds’ Chief Compliance Officer during the six months ended June 30, 2015, in the amount of $71,311.

Brown Brothers Harriman & Co. (BBH) serves as the custodian. SEI Investments Global Funds Services serves as fund accounting and administration service agent with a fee structure based on average net assets of the Trust, subject to minimum fees.

The independent Trustees receive compensation for serving on the Board. Trustees serving as Chairman of the Board or a special committee or as a member of a committee receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

Note 4: Investments

Cost of purchases and proceeds from sales of long-term securities for the six months ended June 30, 2015, are summarized as follows:

Fund	Purchases	Sales
U.S. Government Securities Ultra-Short Bond	$14,809,035	$15,510,000
Near-Term Tax Free	16,218,342	5,078,000
All American Equity	6,608,494	7,243,381
Holmes Macro Trends	66,972,709	67,829,020
Global Resources	476,956,287	487,059,036
World Precious Minerals	34,904,400	42,996,084
Gold and Precious Metals	23,398,705	29,886,634
Emerging Europe	30,782,909	38,761,583
China Region	25,618,622	28,820,933

Notes to Financial Statements (unaudited)	June 30, 2015

Note 5: Tax Information

The following table presents the income tax basis of securities owned at June 30, 2015, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond	$58,081,878	$191,959	$(22,151)	$169,808
Near-Term Tax Free	88,500,482	1,211,112	(348,911)	862,201
All American Equity	20,328,961	1,242,404	(963,187)	279,217
Holmes Macro Trends	42,052,432	6,281,128	(1,605,248)	4,675,880
Global Resources	241,996,801	6,321,949	(108,227,439)	(101,905,490)
World Precious Minerals	204,178,082	10,176,153	(121,987,249)	(111,811,096)
Gold and Precious Metals	86,505,325	7,527,029	(31,993,857)	(24,466,828)
Emerging Europe	65,098,211	2,619,769	(9,774,993)	(7,155,224)
China Region	19,525,465	2,877,767	(564,266)	2,313,501

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post October Losses	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
U.S. Government Securities Ultra-Short Bond	$186	$—	$—	$—	$77,538	$—	$77,724
Near-Term Tax Free	—	—	(372,583)	—	1,448,336	—	1,075,753
All American Equity	622,334	1,604,254	—	—	120,909	—	2,347,497
Holmes Macro Trends	—	2,014,392	(922,926)	—	4,031,190	(1)	5,122,655
Global Resources	307,341	—	(327,746,325)	(44,027,179)	(124,444,141)	(15)	(495,910,319)
World Precious Minerals	7,140,621	—	(244,612,245)	(9,820,234)	(153,909,003)	(7)	(401,200,868)
Gold and Precious Metals	—	—	(72,951,260)	(1,301,608)	(42,748,071)	(24,840)	(117,025,779)
Emerging Europe	—	—	(309,814,955)	(1,745,353)	(9,746,844)	(1)	(321,307,153)
China Region	187,577	—	(18,299,303)	—	969,042	—	(17,142,684)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) for All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), forwards marked to markets, adjustments for partnerships, tax straddle loss deferrals on written options, and adjustments for grantor trusts.

Notes to Financial Statements (unaudited)	June 30, 2015

The tax character of distributions paid during the six months ended June 30, 2015, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
U.S. Government Securities Ultra-Short Bond	$—	$79,922	$—	$79,922
Near-Term Tax Free	714,720	37,458	—	752,178

The tax character of distributions paid during the fiscal year ended December 31, 2014, were as follows:

Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
U.S. Government Securities Ultra-Short Bond	$—	$246,094	$—	$246,094
Near-Term Tax Free	1,382,047	53,723	—	1,435,770
All American Equity	—	817,613	2,633,723	3,451,336
Holmes Macro Trends	—	750,789	4,144,377	4,895,166
Global Resources - Investor Class	—	—	—	—
Global Resources - Institutional Class	—	—	—	—
World Precious Minerals - Investor Class	—	—	—	—
World Precious Minerals - Institutional Class	—	—	—	—
Gold and Precious Metals	—	—	—	—
Emerging Europe	—	2,243,528	—	2,243,528
China Region	—	—	—	—

Capital loss carryforwards may be used to offset current or future taxable capital gains until expiration. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Losses incurred during these years are required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term

Notes to Financial Statements (unaudited)	June 30, 2015

as under previous law. The loss carryforwards and related expiration dates for each fund, as of December 31, 2014, are as follows:

	Expiration Date
Fund	2015	2016	2017	2018
U.S. Government Securities Ultra-Short Bond	$—	$—	$—	$—
Near-Term Tax Free (a)	2,488	10,809	722	2,532
All American Equity	—	—	—	—
Holmes Macro Trends (a)	—	922,926	—	—
Global Resources	—	—	259,212,512	—
World Precious Minerals	—	—	63,779,512	—
Gold and Precious Metals	—	—	—	—
Emerging Europe	—	28,524,678	257,523,539	15,445,946
China Region	—	15,020,267	—	—

	No Expiration
Fund	Short-Term	Long-Term	Total
U.S. Government Securities Ultra-Short Bond	$—	$—	$—
Near-Term Tax Free (a)	151,673	204,359	372,583
All American Equity	—	—	—
Holmes Macro Trends (a)	—	—	922,926
Global Resources	68,533,813	—	327,746,325
World Precious Minerals	63,812,247	117,020,486	244,612,245
Gold and Precious Metals	34,819,498	38,131,762	72,951,260
Emerging Europe	3,969,483	4,351,309	309,814,955
China Region	3,279,036	—	18,299,303

(a)   Utilization of capital loss carryovers is subject to annual limitations.

In accordance with tax rules, the following net capital losses and ordinary losses (currency and late year losses) incurred after October 31, within each Fund’s tax year, are deemed to arise on the first day of the Fund’s next tax year if the Fund elects to defer such losses.

The Funds elected to defer losses incurred after October 31, 2014, as follows:

Fund	Post October 31, 2014 Capital Loss Deferral	Post October 31, 2014 Ordinary Loss Deferral
Global Resources	$44,027,179	$—
World Precious Minerals	9,820,234	—
Gold and Precious Metals	1,301,608	—
Emerging Europe	1,745,353	—

Notes to Financial Statements (unaudited)	June 30, 2015

Note 6: Risks of Concentrations

The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.

Because the Global Resources Fund concentrates its investments in a specific industry, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries.

The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be influenced by a variety of global economic, figures and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.

The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil & gas or banking industries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.

The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to their concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

Note 7: Credit Arrangements

Each of the Funds has a revolving credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund’s custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all Funds

Notes to Financial Statements (unaudited)	June 30, 2015

under the agreement cannot exceed $20,000,000 at any one time. There were no borrowings under the revolving credit facility during the period ended June 30, 2015. The U.S. Global Investors Funds paid BBH a total of $15,083 in commitment fees for the period ended June 30, 2015, under this arrangement.

Note 8: Shares of Beneficial Interest

At June 30, 2015, individual shareholders holding more than 5% of outstanding shares comprised 7.73% of the Institutional Class of the Global Resources Fund and 69.01% of the Institutional Class of the World Precious Minerals Fund. In addition, the Adviser held 19.89% of the U.S. Government Securities Ultra-Short Bond Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Investment activities of these shareholders could have a material impact on the Funds.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the

	Investor Class
	Six Months
	Ended
	June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013*	2012*	2011*	2010*
Net asset value, beginning of period	$2.00	$2.00	$2.00	$2.00	$2.00	$2.00
Investment Activities
Net investment income	— (a)	.01	— (a)	— (a)	— (a)	— (a)
Net realized and unrealized gain	— (a)	— (a)	— (a)	—	—	— (a)
Total from investment activities	—	.01	—	—	—	—
Distributions from net investment income	— (a)	(.01)	— (a)	— (a)	— (a)	— (a)
Net asset value, end of period	$2.00	$2.00	$2.00	$2.00	$2.00	$2.00
Total Return (excluding account fees) (b)	.13%	.36%	.02%	.01%	.01%	.01%
Ratios to Average Net Assets: (c)
Net investment income	.26%	.35%	.01%	.01%	.01%	.01%
Total expenses	1.11%	1.07%	.97%	.87%	.81%	.82%
Expenses waived or reimbursed (d)	(.67)%	(.74)%	(.91)%	(.74)%	(.74)%	(.67)%
Net expenses (e)	.44%	.33%	.06%	.13%	.07%	.15%
Portfolio turnover rate (f)	65%	33%
Net assets, end of period (in thousands)	$58,332	$64,020	$75,227	$140,425	$171,664	$203,835

*                 The per share amounts for the periods have been adjusted to reflect a 1-for-2 reverse stock split, which was effective December 20, 2013. In addition, on December 20, 2013, the Fund changed from a constant $1.00 net asset value per share money market fund to a U.S. Government ultra-short bond fund (that is not a money market fund) with an objective of total return with current income.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred. During 2010, 2011, 2012 and 2013, the Adviser waived fees and/or reimbursed expenses under the Minimum Yield Agreement in the amount of $678,107, $736,531, $509,874 and $498,342, respectively. The waivers/reimbursements from 2012-2013 are subject to recapture in future periods.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013*	2012*	2011*	2010*
Ratios to Average Net Assets: (c)
Expense offset (g)	—	—	—	—	—	—

(f)    Portfolio turnover is not shown for periods that the Fund was a money market fund.

(g)   Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$2.25	$2.23	$2.27	$2.26	$2.22	$2.21
Investment Activities
Net investment income	.02	.05	.05	.05	.05	.06
Net realized and unrealized gain (loss)	(.01)	.02	(.04)	.01	.04	.01
Total from investment activities	.01	.07	.01	.06	.09	.07
Distributions from net investment income	(.02)	(.05)	(.05)	(.05)	(.05)	(.06)
Net asset value, end of period	$2.24	$2.25	$2.23	$2.27	$2.26	$2.22
Total Return (excluding account fees) (a)	.36%	3.07%	0.31%	2.67%	4.24%	2.95%
Ratios to Average Net Assets: (c)
Net investment income	1.64%	2.13%	2.08%	2.21%	2.39%	2.46%
Total expenses	1.03%	1.08%	1.21%	1.25%	1.26%	1.30%
Expenses waived or reimbursed (b)	(.58)%	(.63)%	(.76)%	(.80)%	(.81)%	(.85)%
Net expenses (d)	.45%	.45%	.45%	.45%	.45%	.45%
Portfolio turnover rate	7%	12%	6%	7%	— (e)	1%
Net assets, end of period (in thousands)	$90,251	$89,595	$61,884	$44,509	$35,014	$29,138

(a)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(c)          Ratios are annualized for periods of less than one year.

(d)         The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(e)   Portfolio turnover rate was not greater than 0.5%.

(f)    Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

All American Equity Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$27.84	$32.18	$25.40	$22.72	$22.72	$19.60
Investment Activities
Net investment income (loss)	.13	(.16)	(.12)	.07	(.07)	.02
Net realized and unrealized gain (loss)	(.25)	.84	9.08	2.61	.10	3.10
Total from investment activities	(.12)	.68	8.96	2.68	.03	3.12
Distributions
From net investment income	—	—	(.07)	—	(.03)	—
From net realized gains	—	(5.02)	(2.11)	—	—	—
Total distributions	—	(5.02)	(2.18)	—	(.03)	—
Short-Term Trading Fees *(a)	—	—	—	—	—	—
Net asset value, end of period	$27.72	$27.84	$32.18	$25.40	$22.72	$22.72
Total Return (excluding account fees) (b)	(.43)%	1.94%	35.55%	11.80%	0.14%	15.92%
Ratios to Average Net Assets: (c)
Net investment income (loss)	.88%	(.54)%	(.45)%	.28%	(.32)%	.10%
Total expenses	1.82%	2.16%	2.44%	2.72%	2.42%	2.56%
Expenses waived or reimbursed (d)	—	(.03)%	(.28)%	(.52)%	(.24)%	(.48)%
Net expenses (e)	1.82%	2.13%	2.16%	2.20%	2.18%	2.08%
Portfolio turnover rate	31%	253%	150%	221%	223%	299%
Net assets, end of period (in thousands)	$21,000	$21,936	$23,388	$16,846	$16,399	$17,760

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)          Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

Financial Highlights

Holmes Macro Trends Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015		Year Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$20.25		$24.24		$18.51	$17.62	$18.65	$15.54
Investment Activities
Net investment loss	(.02)		(.26)		(.18)	(.10)	(.26)	(.22)
Net realized and unrealized gain (loss)	.99		(1.36)		7.42	1.29	(.77)	3.54
Total from investment activities	.97		(1.62)		7.24	1.19	(1.03)	3.32
Distributions
From net investment income	—		—		—	—	—	(.21)
From net realized gains	—		(2.37)		(1.51)	(.30)	—	—
Total distributions	—		(2.37)		(1.51)	(.30)	—	(.21)
Short-Term Trading Fees *(a)	—		—		—	—	—	—
Net asset value, end of period	$21.22		$20.25		$24.24	$18.51	$17.62	$18.65
Total Return (excluding account fees) (b)	4.79%		(6.74)%		39.38%	6.77%	(5.52)%	21.35%
Ratios to Average Net Assets: (c)
Net investment loss	(.15)%		(1.17)%		(1.11)%	(.51)%	(1.25)%	(1.29)%
Total expenses	1.73%		1.94%		2.00%	1.85%	2.00%	1.93%
Expenses waived or reimbursed (d)	—		—		(.04)%	— (f)	—	— (f)
Net expenses (e)	1.73%		1.94%		1.96%	1.85%	2.00%	1.93%
Portfolio turnover rate	151	%(g)	183	%(g)	109%	214%	210%	160%
Net assets, end of period (in thousands)	$46,373		$46,250		$55,926	$34,639	$35,316	$40,604

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015		Year Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$6.67		$9.36		$9.79	$9.36	$11.91	$8.85
Investment Activities
Net investment income (loss)	.07	*	.04	*	.02 *	.04 *	(.19)	(.09)
Net realized and unrealized gain (loss)	(1.23	)*	(2.73	)*	(.10 )*	.61 *	(2.02)	3.44
Total from investment activities	(1.16)		(2.69)		(.08)	.65	(2.21)	3.35
Distributions from net investment income	—		—		(.35)	(.22)	(.34)	(.29)
Short-Term Trading Fees *(a)	—		—		—	—	—	—
Net asset value, end of period	$5.51		$6.67		$9.36	$9.79	$9.36	$11.91
Total Return (excluding account fees) (b)	(17.39)%		(28.74)%		(.72)%	6.93%	(18.69)%	38.00%
Ratios to Average Net Assets: (c)
Net investment income (loss)	2.44%		.44%		.16%	.44%	(.79)%	(1.04)%
Total expenses	1.53%		1.45%		1.59%	1.57%	1.72%	1.73%
Expenses waived or reimbursed (d)	(.06)%		—	(f)	—	—	—	—
Net expenses (e)	1.47%		1.45%		1.59%	1.57%	1.72%	1.73%
Portfolio turnover rate (g)	313	%(h)	444	%(h)	138%	117%	232%	145%
Net assets, end of period (in thousands)	$125,967		$171,673		$326,320	$438,372	$551,793	$911,559

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Portfolio turnover is calculated at the fund level.

(h)         Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the

	Institutional Class
	Six Months Ended June 30, 2015		Year Ended December 31,						Period Ended December 31,
	(unaudited)		2014		2013	2012	2011		2010 (a)
Net asset value, beginning of period	$6.67		$9.30		$9.74	$9.39	$11.98		$8.87
Investment Activities
Net investment income (loss)	.10	*	.08	*	.07 *	.10 *	—	*(b)	(.01)
Net realized and unrealized gain (loss)	(1.24	)*	(2.71	)*	(.10 )*	.60 *	(2.17	)*	3.41
Total from investment activities	(1.14)		(2.63)		(.03)	.70	(2.17)		3.40
Distributions from net investment income	—		—		(.41)	(.35)	(.42)		(.29)
Short-Term Trading Fees *	—		—		— (b)	— (b)	—	(b)	— (b)
Net asset value, end of period	$5.53		$6.67		$9.30	$9.74	$9.39		$11.98
Total Return (excluding account fees) (c)	(17.09)%		(28.28)%		(0.15)%	7.44%	(18.23)%		38.53%
Ratios to Average Net Assets: (d)
Net investment income (loss)	3.21%		.85%		.68%	1.02%	(.02)%		(.35)%
Total expenses	1.25%		1.13%		1.25%	1.21%	1.29%		1.74%
Expenses waived or reimbursed (e)	(.45)%		(.27)%		(.22)%	(.14)%	(.20)%		(.66)%
Net expenses (f)	.80%		.86%		1.03%	1.07%	1.09%		1.08%
Portfolio turnover rate (h)	313	%(i)	444	%(i)	138%	117%	232%		145%
Net assets, end of period (in thousands)	$9,850		$9,733		$51,122	$94,076	$55,985		$17,923

*                 Based on average monthly shares outstanding.

(a)         From March 1, 2010, commencement of operations.

(b)         The per share amount does not round to a full penny.

(c)          Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(d)         Ratios are annualized for periods of less than one year.

(e)          Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(f)           The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months Ended June 30, 2015	Year Ended December 31,				Period Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010 (a)
Ratios to Average Net Assets: (d)
Expense offset (g)	—	—	—	—	—	—

(g)          Effect on the expense ratio was not greater than 0.005%.

(h)         Portfolio turnover rate is calculated at the fund level.

(i)             Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015		Year Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$4.75		$5.69		$11.70	$13.18	$22.28	$17.42
Investment Activities
Net investment loss	(.02	)*	(.06	)*	(.07 )*	(.11 )*	(.32)	(.32 )*
Net realized and unrealized gain (loss)	(.18	)*	(.88	)*	(5.94)*	(1.37)*	(6.76)	8.16 *
Total from investment activities	(.20)		(.94)		(6.01)	(1.48)	(7.08)	7.84
Distributions from net investment income	—		—		—	—	(2.02)	(2.98)
Short-Term Trading Fees *(a)	—		—		—	—	—	—
Net asset value, end of period	$4.55		$4.75		$5.69	$11.70	$13.18	$22.28
Total Return (excluding account fees) (b)	(4.21)%		(16.52)%		(51.37)%	(11.23)%	(32.58)%	45.38%
Ratios to Average Net Assets: (c)
Net investment loss	(.79)%		(.91)%		(.90)%	(.85)%	(1.43)%	(1.68)%
Total expenses	1.78%		1.99%		1.85%	1.45%	1.67%	1.84%
Expenses waived or reimbursed (d)	(.14)%		(.03)%		(.02)%	—	—	—
Net expenses (e)	1.64%		1.96%		1.83%	1.45%	1.67%	1.84%
Portfolio turnover rate (g)	36	%(h)	61	%(h)	34%	44%	96%	68%
Net assets, end of period (in thousands)	$94,856		$103,413		$134,065	$319,052	$436,504	$826,598

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Portfolio turnover rate is calculated at the fund level.

(h)         Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the

	Institutional Class
	Six Months Ended June 30, 2015		Year Ended December 31,					Period Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010 (a)
Net asset value, beginning of period	$4.78		$5.72		$11.69	$13.10	$22.29	$17.36
Investment Activities
Net investment loss	(.01	)*	(.05	)*	(.01 )*	(.04 )*	(.16 )*	(.10 )*
Net realized and unrealized gain (loss)	(.20	)*	(.89	)*	(5.96)*	(1.37)*	(6.84)*	8.14 *
Total from investment activities	(.21)		(.94)		(5.97)	(1.41)	(7.00)	8.04
Distributions from net investment income	—		—		—	—	(2.19)	(3.11)
Short-Term Trading Fees *	—		—		—	—	—	—
Net asset value, end of period	$4.57		$4.78		$5.72	$11.69	$13.10	$22.29
Total Return (excluding account fees) (b)	(4.39)%		(16.43)%		(51.07)%	(10.76)%	(32.28)%	46.72%
Ratios to Average Net Assets: (c)
Net investment loss	(.50)%		(.71)%		(.15)%	(.32)%	(.87)%	(.86)%
Total expenses	15.23%		4.86%		3.30%	3.56%	2.38%	15.19%
Expenses waived or reimbursed (d)	(13.89)%		(3.23)%		(1.97)%	(2.69)%	(1.27)%	(14.06)%
Net expenses (e)	1.34%		1.63%		1.33%	.87%	1.11%	1.13%
Portfolio turnover rate (g)	36	%(h)	61	%(h)	34%	44%	96%	68%
Net assets, end of period (in thousands)	$131		$154		$3,660	$769	$1,683	$2,233

*                 Based on average monthly shares outstanding.

(a)         From March 1, 2010, commencement of operations.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Institutional Class
	Six Months Ended June 30, 2015	Year Ended December 31,				Period Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010 (a)
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Portfolio turnover rate is calculated at the fund level.

(h)         Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the

	Investor Class
	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$5.16		$6.00		$11.78	$12.61	$19.60	$15.46
Investment Activities
Net investment loss	(.03)		(.05)		(.06)	(.09)	(.17)	(.21)
Net realized and unrealized gain (loss)	.36		(.79)		(5.72)	(.72)	(4.28)	5.91
Total from investment activities	.33		(.84)		(5.78)	(.81)	(4.45)	5.70
Distributions
From net investment income	—		—		—	(.02)	—	(.26)
From net realized gains	—		—		—	—	(2.54)	(1.31)
Total distributions	—		—		—	(.02)	(2.54)	(1.57)
Short-Term Trading Fees *	—	(a)	—	(a)	— (a)	— (a)	— (a)	0.01
Net asset value, end of period	$5.49		$5.16		$6.00	$11.78	$12.61	$19.60
Total Return (excluding account fees) (b)	6.40%		(14.00)%		(49.07)%	(6.44)%	(23.97)%	36.88%
Ratios to Average Net Assets: (c)
Net investment loss	(.73)%		(.67)%		(.48)%	(.60)%	(1.06)%	(1.46)%
Total expenses	1.93%		1.93%		2.12%	1.61%	1.56%	1.80%
Expenses waived or reimbursed (d)	(.09)%		(.05)%		(.06)%	—	—	—
Net expenses (e)	1.84%		1.88%		2.06%	1.61%	1.56%	1.80%
Portfolio turnover rate	38	%(g)	99	%(g)	64%	95%	155%	103%
Net assets, end of period (in thousands)	$64,067		$62,777		$74,627	$166,524	$195,087	$300,949

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015		Year Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$6.56		$8.82		$9.23	$7.79	$10.81	$9.11
Investment Activities
Net investment income (loss)	.05		.06		.19	.15	.03	(.04)
Net realized and unrealized gain (loss)	(.50)		(2.11)		(.46)	1.35	(3.05)	1.74
Total from investment activities	(.45)		(2.05)		(.27)	1.50	(3.02)	1.70
Distributions from net investment income	—		(.21)		(.14)	(.06)	—	—
Short-Term Trading Fees *(a)	—		—		—	—	—	—
Net asset value, end of period	$6.11		$6.56		$8.82	$9.23	$7.79	$10.81
Total Return (excluding account fees) (b)	(6.86)%		(23.22)%		(2.93)%	19.27%	(27.94)%	18.66%
Ratios to Average Net Assets: (c)
Net investment income (loss)	1.48%		.23%		1.59%	1.39%	.25%	(.36)%
Total expenses	2.56%		2.28%		2.13%	2.15%	1.98%	1.91%
Expenses waived or reimbursed (d)	—		—		—	—	—	—
Net expenses (e)	2.56%		2.28%		2.13%	2.15%	1.98%	1.91%
Portfolio turnover rate	51	%(g)	93	%(g)	74%	85%	85%	69%
Net assets, end of period (in thousands)	$58,224		$69,066		$122,570	$173,687	$193,599	$440,037

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2012	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Excludes option transactions.

See accompanying notes to financial statements.

Financial Highlights

China Region Fund
For a capital share outstanding during the

	Investor Class
	Six Months Ended June 30, 2015		Year Ended December 31,
	(unaudited)		2014		2013	2012	2011	2010
Net asset value, beginning of period	$8.20		$8.28		$7.61	$6.81	$9.47	$8.36
Investment Activities
Net investment income (loss)	0.07		—	(a)	(.01)	.04	(.08)	(.12)
Net realized and unrealized gain (loss)	0.94		(.08)		.70	.78	(2.59)	1.22
Total from investment activities	1.01		(.08)		.69	.82	(2.67)	1.10
Distributions from net investment income	—		—		(.02)	(.02)	—	—
Short-Term Trading Fees *	—	(a)	—	(a)	— (a)	— (a)	.01	.01
Net asset value, end of period	$9.21		$8.20		$8.28	$7.61	$6.81	$9.47
Total Return (excluding account fees) (b)	12.32%		(.97)%		9.07%	12.00%	(28.09)%	13.28%
Ratios to Average Net Assets: (c)
Net investment income (loss)	1.43%		.08%		(.12)%	.60%	(.64)%	(1.02)%
Total expenses	2.68%		2.94%		2.75%	2.64%	2.49%	2.39%
Expenses waived or reimbursed (d)	(.34)%		(.43)%		(.37)%	(.39)%	(.08)%	—
Net expenses (e)	2.34%		2.51%		2.38%	2.25%	2.41%	2.39%
Portfolio turnover rate	122	%(g)	235	%(g)	201%	374%	426%	242%
Net assets, end of period (in thousands)	$21,999		$21,008		$26,386	$29,160	$30,635	$51,843

*                 Based on average monthly shares outstanding.

(a)         The per share amount does not round to a full penny.

(b)         Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)          Ratios are annualized for periods of less than one year.

(d)         Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease total returns had such reductions not occurred.

(e)          The net expense ratios shown above reflect expenses after waivers and reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Six Months Ended June 30, 2015	Year Ended December 31,
	(unaudited)	2014	2013	2012	2011	2010
Ratios to Average Net Assets: (c)
Expense offset (f)	—	—	—	—	—	—

(f)           Effect on the expense ratio was not greater than 0.005%.

(g)          Excludes option transactions.

See accompanying notes to financial statements.

Additional Information (unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example (unaudited)

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015) as indicated below.

•                  Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•                  Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return	$1,000.00	$1,001.30	$2.18
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,022.61	$2.21
Near-Term Tax Free Fund
Based on Actual Fund Return	$1,000.00	$1,003.60	$2.24
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,022.56	$2.26
All American Equity Fund
Based on Actual Fund Return	$1,000.00	$995.70	$8.98
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,015.79	$9.07
Holmes Macro Trends Fund
Based on Actual Fund Return	$1,000.00	$1,047.90	$8.79
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.21	$8.66
Global Resources Fund Investor Class
Based on Actual Fund Return	$1,000.00	$826.10	$6.66
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,017.50	$7.35
Global Resources Fund Institutional Class
Based on Actual Fund Return	$1,000.00	$829.10	$3.65
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,020.81	$4.03
World Precious Minerals Fund Investor Class
Based on Actual Fund Return	$1,000.00	$957.90	$7.94
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,016.69	$8.18
World Precious Minerals Fund Institutional Class
Based on Actual Fund Return	$1,000.00	$956.10	$6.52
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,018.13	$6.73
Gold and Precious Metals Fund
Based on Actual Fund Return	$1,000.00	$1,064.00	$9.43
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,015.66	$9.21
Emerging Europe Fund
Based on Actual Fund Return	$1,000.00	$931.40	$12.25
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,012.11	$12.76
China Region Fund
Based on Actual Fund Return	$1,000.00	$1,123.20	$12.30
Based on Hypothetical 5% Yearly Return	$1,000.00	$1,013.21	$11.66

*                 These calculations are based on expenses incurred in the most recent fiscal half-year. The funds’ Investor Class’ annualized expense ratios (after reimbursements and offsets) for the six-month period ended June 30, 2015, were 0.44%, 0.45%, 1.82%, 1.73%, 1.47%, 1.64%, 1.84%, 2.56% and 2.34%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, All American Equity, Holmes Macro Trends, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging Europe and China Region Funds. The funds’ Institutional Class’ annualized expense ratios (after reimbursements and offsets) for the six-month period ended June 30, 2015, were 0.80% and 1.34%, respectively, for the Global Resources and World Precious Minerals Funds. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 06/2014

FACTS	WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• transaction history and checking account information

• account transactions and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does U.S.Global Investors share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are

Who is providing this notice?	U.S. Global Investors, Inc., U.S. Global Investors Funds, and U.S. Global Brokerage, Inc. (collectively known as U.S. Global Investors)

What we do

How does U.S. Global Investors protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does U.S. Global Investors collect my personal information?

We collect your personal information, for example, when you

• open an account or buy securities from us

• direct us to sell your securities or give us your contact information

• tell us where to send the money

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes — information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• Our affiliates include U.S. Global Investors, Inc., U.S. Global Investors Funds, and U.S. Global Brokerage, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

• Nonaffiliates we share personal information with include companies that perform marketing on our behalf, printing and mailing companies, and companies that service your account(s).

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • U.S. Global Investors doesn’t jointly market.

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Fund Services, LLC

PO Box 701

Milwaukee WI
53201-0701

Want to reduce paper waste?

You can receive this report and other important documents electronically. Please visit www.usfunds.com and sign up at Access My Account. If you need further assistance, please call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)                     The registrant’s president and treasurer have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                     There was no change in the registrant’s internal control over financial reporting that occurred in the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)                  Required only in annual report on Form N-CSR.

(a)(2)                  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as exhibits to this report.

(b)                                 Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:	September 8, 2015

By:	/s/ Lisa C. Callicotte
Lisa C. Callicotte
Treasurer

Date:	September 8, 2015